1999 ANNUAL REPORT


MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

NON-US FUND

CORE BOND FUND

REAL ESTATE SECURITIES FUND



DECEMBER 31, 1999

















                                                                       [GRAPHIC]

                              RUSSELL INSURANCE FUNDS

                              Russell Insurance Funds is a
                              "series mutual fund" with five
                              different investment portfolios.
                              These financial statements report
                              on five Funds, each of which has
                              distinct investment objectives and
                              strategies.

                              FRANK RUSSELL INVESTMENT
                              MANAGEMENT COMPANY

                              Responsible for overall management
                              and administration of the Funds.

                              FRANK RUSSELL COMPANY

                              Consultant to Frank Russell
                              Investment Management Company.

                            RUSSELL INSURANCE FUNDS


                                 ANNUAL REPORT


                               DECEMBER 31, 1999




                               TABLE OF CONTENTS

                                                                          Page
Multi-Style Equity Fund..................................................   2

Aggressive Equity Fund...................................................  14

Non-US Fund..............................................................  30

Core Bond Fund...........................................................  44

Real Estate Securities Fund..............................................  56

Notes to Financial Statements............................................  64

Report of Independent Accountants........................................  71

Tax Information..........................................................  72

Manager, Money Managers and Service Providers............................  73


RUSSELL INSURANCE FUNDS
Copyright-C- Frank Russell Company 2000. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. This material must be accompanied or preceded by a current Russell Insurance Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Russell Insurance Funds.

MULTI-STYLE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1999 (Unaudited)



OBJECTIVE: To provide income and capital growth by investing principally in equity securities.

INVESTS IN: Primarily US equity securities.

STRATEGY: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of six managers with four separate and distinct investment styles.

GROWTH OF A $10,000 INVESTMENT

DATES          MULTI-STYLE      RUSSELL 1000-REGISTERED TRADEMARK-     LIPPER-REGISTERED TRADEMARK-
               EQUITY FUND                   INDEX                           GROWTH & INCOME
  Inception*    $10,000                    $10,000                               $10,000
       1997     $12,853                    $13,285                               $12,709
       1998     $16,643                    $16,875                               $14,657
       1999     $19,383                    $20,404                               $16,672

YEARLY PERIODS ENDED DECEMBER 31

MULTI-STYLE EQUITY FUND

  PERIODS ENDED     GROWTH OF       TOTAL
     12/31/99        $10,000        RETURN
----------------  ------------     --------
1 Year              $11,717         17.17%
Inception           $19,383         24.73%#

RUSSELL 1000-REGISTERED TRADEMARK- INDEX

 PERIODS ENDED    GROWTH OF         TOTAL
  12/31/99         $10,000          RETURN
----------------  ------------     -------
1 Year             $12,091          20.91%
Inception          $20,404          26.84%#

LIPPER-REGISTERED TRADEMARK- GROWTH & INCOME FUNDS BENCHMARK

 PERIODS ENDED    GROWTH OF        TOTAL
  12/31/99         $10,000         RETURN
----------------  ------------    --------
1 Year             $11,375          13.75%
Inception          $16,672          18.57%#


2 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1999 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1999, the Multi-Style Equity Fund reflected a total return of 17.2%, as compared to the Russell 1000-Registered Trademark-Index results of 20.9%. The Fund trailed the index primarily due to disappointing security selection linked to underexposure to high valuation technology stocks. Performance compared more favorably with the 13.8% average return of mutual funds tracked in the Lipper Growth and Income Funds Universe.

PORTFOLIO HIGHLIGHTS
Overall, stocks provided investors with their fifth consecutive year of returns in excess of 20% - an unprecedented trend in the US stock market's history. Of equal surprise was the ascent of the market amidst rising interest rates and a tight monetary policy as directed by the US Federal Reserve Board. Though share prices ended the year markedly higher, investors faced a volatile market, including some sector rotation early in the year. Unlike the previous four years, the market's advance was much broader across market capitalization tiers, with small cap shares actually finishing the year slightly higher than large caps after an end of year rally. Valuation sensitivity proved an extreme liability for investors as value stocks in the Russell 1000 Index again trailed their growth counterparts, this time by 26 percentage points for the one year period. However, the outperformance was far more reflective of technology than growth in any general sense, with consumer staples and health care issues (typically considered "growth" sectors) actually posting losses.

The Multi-Style Equity Fund's multi- manager mix afforded it some opportunities not shared by funds with more narrow approaches to the growth and income style. The Fund's growth managers produced strong returns, though their reluctance to accept increasingly extreme valuations led them to underweight several of the market's strongest performing issues during the second half of the year. The Fund's value- oriented managers had a very frustrating year as their valuation sensitivity focused their investments away from the market's strongest performing issues.

Several changes were made to the Fund's structure. Three new managers were funded, and Westpeak's assignment was expanded to provide a supplementary defensive role to the Fund in September. Additional analysis of the Fund's structure may result in further changes in the manager line up and to manager allocations with an objective of improving performance consistency in extreme market environments.

TOP TEN EQUITY HOLDINGS
(AS A PERCENT OF TOTAL INVESTMENTS)       DECEMBER 31, 1999
Microsoft Corp.                                   2.7%
Cisco Systems, Inc.                               2.6
General Electric Co.                              2.3
Intel Corp.                                       1.8
Citigroup, Inc.                                   1.7
Nokia Corp. - ADR                                 1.6
Lucent Technologies, Inc.                         1.6
Home Depot, Inc. (The)                            1.6
Bristol-Myers Squibb Co.                          1.4
Dell Computer Corp.                               1.4

PORTFOLIO CHARACTERISTICS
                                            DECEMBER 31, 1999
Current P/E Ratio                                       25.8x
Portfolio Price/Book Ratio                              4.52x
Market Capitalization - $- Weighted Average        111.67 Bil
Number of Holdings                                        403

MONEY MANAGERS                                  STYLES
Alliance Capital Management L.P.               Growth
Equinox Capital Management, Inc.               Value
Lincoln Capital Management Co.                 Growth
Peachtree Asset Management                     Market-Oriented
Sanford C. Bernstein & Co. Inc.                Value
Westpeak Investment Advisors, L.P.             Defensive
Westpeak Investment Advisors, L.P.             Market-Oriented

* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

** Russell 1000-Registered Trademark- Index includes the 1,000 largest companies in the Russell 3000-Registered Trademark- Index, the smallest of which is valued at about $1,124.8 million. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. The Russell 1000 Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

 ++ Lipper-Registered Trademark- Growth & Income Funds Benchmark is the average total return for the universe of funds within the Growth and Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

Section  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                       Multi-Style Equity Fund 3

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS
                                                               December 31, 1999

                                                             MARKET
                                              NUMBER         VALUE
                                               OF            (000)
                                              SHARES           $
                                             -------         ------
COMMON STOCKS - 89.7%
AUTO AND TRANSPORTATION - 2.4%
Burlington Northern, Inc.                      8,800            213
Cooper Tire & Rubber Co.                       6,100             95
CSX Corp.                                      4,200            132
Dana Corp.                                     7,800            234
Delphi Automotive Systems Corp.               16,932            267
Delta Air Lines, Inc.                         12,300            613
Eaton Corp.                                    4,500            327
Ford Motor Co.                                26,900          1,437
General Motors Corp.                          16,500          1,199
Genuine Parts Co.                              7,500            186
Hertz Corp. Class A                              900             45
Lear Corp. (a)                                 3,300            106
Norfolk Southern Corp.                        11,800            242
PACCAR, Inc.                                   7,300            323
TRW, Inc.                                      4,700            244
Union Pacific Corp.                           24,300          1,060
                                                            -------
                                                              6,723
                                                            -------

CONSUMER DISCRETIONARY - 9.9%

Abercrombie & Fitch Co. Class A (a)           13,200            352
Alberto Culver Co. Class B                     1,200             31
AMFM, Inc. (a)                                 7,900            618
AT&T Corp. - Liberty Media Group              46,400          2,633
   Class A (a)
Avon Products, Inc.                              500             17
Bed Bath & Beyond, Inc. (a)                    6,500            225
Black & Decker Corp.                           4,100            214
Brunswick Corp.                                1,300             29
Carnival Corp. Class A NPV                     2,700            129
Clear Channel
   Communications, Inc. (a)                    7,200            643
Costco Wholesale Corp. (a)                     8,600            784
Dayton Hudson Corp.                            9,500            698
Dillard's, Inc. Class A                        6,000            121
Disney (Walt) Co.                             17,300            506
Eastman Kodak Co.                              8,498            563
Estee Lauder Cos., Class A                     1,100             55
Federated Department Stores, Inc. (a)          9,600            485
Fortune Brands, Inc.                           7,600            251
Gannett Co., Inc.                              5,500            449
Gap, Inc.                                     16,200            745
Hasbro, Inc.                                   1,100             21
Home Depot, Inc. (The)                        64,950          4,453
Interpublic Group Cos., Inc.                   2,400            138
JC Penney & Co., Inc.                          4,600             92
Knight-Ridder, Inc.                           15,200            904
Kohl's Corp. (a)                              13,500            975
Limited, Inc. (The)                            2,000             87
Lowe's Cos., Inc.                             20,200          1,207
Mattel, Inc.                                  11,000            144
May Department Stores Co.                      9,200            297
Maytag Corp.                                     600             29
McDonald's Corp.                               8,600            347
McGraw-Hill, Inc.                                600             37
MediaOne Group, Inc. (a)                      30,700          2,358
NIKE, Inc. Class B                             1,100             55
Office Depot, Inc. (a)                        16,500            180
Omnicom Group, Inc.                              300             30
SABRE Group Holdings, Inc. (The),
   Class A (a)                                 1,400             72
Saks, Inc. (a)                                 7,000            109
Sears Roebuck & Co.                            5,400            164
Time Warner, Inc.                             21,100          1,528
TJX Cos., Inc.                                 7,800            159
Tribune Co.                                   17,600            969
Tupperware Corp.                               1,700             29
Univision Communications, Inc.
    Class A (a)                                  500             51
V.F. Corp.                                     5,600            168
Valassis Communications, Inc. (a)              1,600             68
Wal-Mart Stores, Inc.                         51,500          3,560
Wendy's International, Inc.                    1,400             29
Whirlpool Corp.                                5,100            332
Zale Corp. (a)                                 2,400            116
                                                            -------
                                                             28,256
                                                            -------

CONSUMER STAPLES - 4.8%
Albertson's, Inc.                                600             19
Anheuser-Busch Cos., Inc.                      2,500            177
Campbell Soup Co.                              4,300            166
Coca-Cola Co. (The)                           22,300          1,299
Colgate-Palmolive Co.                         16,200          1,053
ConAgra, Inc.                                 21,500            485
CVS Corp.                                     18,900            755
General Mills, Inc.                            1,300             46
Gillette Co.                                  18,400            758
Heinz (H.J.) Co.                               4,400            175
Hormel Foods Corp.                             5,100            207
IBP, Inc.                                     22,000            396
Kellogg Co.                                    4,800            148
Kroger Co. (a)                                27,800            525
McCormick & Co., Inc.                          1,800             54
Nabisco Holdings Corp. Class A                13,900            440
Pepsi Bottling Group, Inc. (The)               7,500            124
PepsiCo, Inc.                                 35,100          1,237
Philip Morris Cos., Inc.                      22,100            512
Procter & Gamble Co.                          17,400          1,906
Quaker Oats Co.                               14,200            932
R.J. Reynolds Tobacco
    Holdings, Inc. (a)                         2,633             46



4 Multi-Style Equity Fund


MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED
                                                               December 31, 1999

                                                             MARKET
                                              NUMBER         VALUE
                                               OF            (000)
                                              SHARES           $
                                             -------         ------
Ralston-Purina Group                          12,000            335
Safeway, Inc. (a)                             13,900            495
Sara Lee Corp.                                20,000            441
SuperValu, Inc.                                8,500            170
SYSCO Corp.                                    3,700            146
Tyson Foods, Inc. Class A                      8,000            130
Unilever NV (a)                                1,100             60
UST Corp.                                      2,800             71
Walgreen Co.                                  16,800            491
                                                            -------
                                                             13,799
                                                            -------

FINANCIAL SERVICES - 15.7%
Aetna, Inc.                                    6,500            363
AFLAC, Inc.                                   10,200            481
Allstate Corp.                                10,100            242
Ambac Financial Group, Inc.                    8,700            454
American Express Co.                             900            150
American General Corp.                        16,800          1,275
American International Group, Inc.            29,450          3,184
AmSouth Bancorp                               22,550            435
AON Corp.                                      7,400            296
Associates First Capital Corp. Class A        37,600          1,032
Astoria Financial Corp.                        4,700            143
Automatic Data Processing, Inc.               11,600            625
AXA Financial, Inc.                            3,800            129
Bank of America Corp.                         39,150          1,965
Bank One Corp.                                25,600            821
Bear Stearns Co., Inc.                        12,250            524
Capital One Financial Corp.                   11,100            535
Chase Manhattan Corp.                         25,000          1,942
Chubb Corp. (The)                              4,300            242
CIGNA Corp.                                   12,000            967
Citigroup, Inc.                               87,450          4,859
Commerce Bancshares, Inc.                     15,120            519
Concord EFS, Inc. (a)                          9,900            254
Conseco, Inc.                                 38,850            694
Countrywide Credit Industries, Inc.            5,100            129
Dun & Bradstreet Corp.                         6,000            177
Fannie Mae                                    29,100          1,817
Federal Home Loan Mortgage Corp.              17,200            809
First Data Corp.                               1,300             64
First Union Corp.                             12,500            410
Fleet Financial Corp.                         44,237          1,540
Foundation Health Systems, Inc. (a)            7,000             70
Golden State Bancorp, Inc. (a)                16,200            279
Golden West Financial Corp.                    8,100            271
Goldman Sachs Group, Inc. (a)                  4,500            424
Hartford Financial Services
    Group, Inc. (The)                         24,400          1,156
Household International Corp.                  1,300             48
Jefferson-Pilot Corp.                          1,200             82
KeyCorp                                       11,500            254
Lehman Brothers Holdings, Inc.                 1,600            136
Lincoln National Corp.                         2,900            116
Loews Corp.                                    5,700            346
Marsh & McLennan Cos., Inc.                    6,200            593
Marshall & Ilsley Corp.                        2,000            126
MBIA, Inc.                                     3,300            174
MBNA Corp.                                    79,200          2,159
Merrill Lynch & Co., Inc.                      4,800            401
MGIC Investment Corp.                          4,500            271
Morgan (J.P.) & Co., Inc.                     11,300          1,431
Morgan Stanley Dean Witter & Co.              26,200          3,741
National City Corp.                           12,100            287
Old Republic International Corp.               7,900            108
Paychex, Inc.                                 16,100            643
PMI Group, Inc. (The)                          2,200            107
PNC Bank Corp.                                15,500            690
Provident Financial Group, Inc.                1,600             57
Providian Financial Corp.                      3,800            346
SAFECO Corp.                                   6,200            154
SouthTrust Corp.                               9,700            366
St. Paul Cos., Inc.                            7,100            239
State Street Corp.                             3,100            226
Summit Bancorp                                 7,000            214
SunTrust Banks, Inc.                           7,800            537
Torchmark Corp.                                6,200            180
Travelers Property Casualty Corp.
   Class A                                     3,800            130
UnionBanCal Corp.                             18,700            737
Washington Mutual, Inc.                       11,500            299
Wells Fargo Co.                                7,200            291
                                                            -------
                                                             44,766
                                                            -------

HEALTH CARE - 8.3%
Abbott Laboratories                            4,400            160
Allergan, Inc.                                 4,000            199
ALZA Corp. (a)                                 9,500            329
American Home Products Corp.                  12,400            489
Amgen, Inc. (a)                               12,400            744
Andrx Corp. (a)                                1,800             75
AstraZeneca Group PLC - ADR                   12,400            518
Bard (C.R.), Inc.                              2,700            143
Bausch & Lomb, Inc.                              200             14
Baxter International, Inc.                    12,000            754
Becton, Dickinson & Co.                        7,700            206
Bergen Brunswig Corp. Class A                  8,000             67
Biogen, Inc. (a)                               1,700            144
Bristol-Myers Squibb Co.                      61,700          3,960
Columbia/HCA Healthcare Corp.                 37,500          1,099
Forest Labs, Inc. (a)                          3,700            227
Genzyme Corp.  (a)                             3,000            135



                                                       Multi-Style Equity Fund 5

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED
                                                               December 31, 1999

                                                             MARKET
                                              NUMBER         VALUE
                                               OF            (000)
                                              SHARES           $
                                             -------         ------
IVAX Corp. (a)                                 6,400            165
Johnson & Johnson                             19,500          1,815
Jones Pharma, Inc.                             1,800             78
Lilly (Eli) & Co.                              8,900            592
Mallinckrodt, Inc.                             7,600            242
Manor Care, Inc. (a)                           7,000            112
MedImmune, Inc. (a)                              600             99
Medtronic, Inc.                               29,300          1,067
Merck & Co., Inc.                             10,800            724
PacifiCare Health Systems, Inc. (a)            1,500             80
Patterson Dental Co. (a)                       1,900             81
PE Corp.                                         200             24
Pfizer, Inc.                                  59,800          1,940
Pharmacia & Upjohn, Inc.                      22,700          1,022
Schering-Plough Corp.                         68,700          2,897
United Healthcare Corp.                        7,600            404
Warner-Lambert Co.                            37,600          3,081
Wellpoint Health Networks, Inc. (a)              700             46
                                                            -------
                                                             23,732
                                                            -------

INTEGRATED OILS - 3.6%
Amerada Hess Corp.                            13,200            749
Ashland, Inc.                                  4,000            132
Chevron Corp.                                  6,700            580
Coastal Corp.                                 16,200            574
Conoco, Inc. Class A                           8,700            215
Conoco, Inc. Class B NPV                       2,702             67
Enron Corp.                                    2,100             93
Exxon Mobil Corp. NPV (a)                     44,632          3,597
Lyondell Petrochemical Co.                     5,500             70
Phillips Petroleum Co.                        20,900            982
Royal Dutch Petroleum Co.                     16,400            991
Texaco, Inc.                                  18,200            988
Unocal Corp.                                  40,900          1,374
                                                            -------
                                                             10,412
                                                            -------

MATERIALS AND PROCESSING - 6.9%
Air Products & Chemicals, Inc.                 7,000            235
Alcoa, Inc.                                   10,700            888
Allegheny Technologies, Inc. (a)               4,400             99
American Standard Cos., Inc. (a)               4,300            197
Archer-Daniels- Midland Co.                   19,005            232
Armstrong World Industries, Inc.               2,400             80
Ball Corp.                                     1,400             55
Boise Cascade Corp.                            3,400            138
Cabot Corp.                                    4,000             82
Centex Corp.                                   7,200            178
Champion International Corp.                  13,200            818
CK Witco Corp.                                 3,142             42
Consolidated Papers, Inc.                      5,200            165
Corning, Inc.                                  1,200            155
Crown Cork & Seal Co., Inc.                    5,200            116
Dow Chemical Co.                              13,500          1,804
du Pont (E.I.) de Nemours & Co.               17,884          1,178
Ecolab, Inc.                                     500             20
Engelhard Corp.                                1,900             36
Fluor Corp.                                    5,500            252
FMC Corp. (a)                                  2,000            115
Fort James Corp.                               7,100            194
Georgia-Pacific Corp. (Timber Group)           4,000             99
Georgia-Pacific Group                          7,700            391
Goodrich (B.F.) Co.                            6,100            168
Great Lakes Chemical Corp.                     3,700            141
Hercules, Inc.                                 4,700            131
Illinois Tool Works, Inc.                      9,100            615
International Paper Co.                       26,900          1,518
Kimberly-Clark Corp.                           5,400            352
Masco Corp.                                      700             18
Mead Corp.                                     5,000            217
Millennium Chemicals, Inc.                     4,600             91
Minnesota Mining & Manufacturing Co.           3,800            372
Monsanto Co.                                  30,400          1,083
Nucor Corp.                                    4,000            219
Owens Corning                                  3,200             62
Owens-Illinois, Inc. (a)                       6,900            173
PPG Industries, Inc.                             300             19
Praxair, Inc.                                  6,000            302
Sealed Air Corp. New (a)                       9,500            492
Sherwin-Williams Co.                           7,100            149
Sigma Aldrich Corp.                            6,500            195
Smurfit-Stone Container Corp. (a)              8,800            215
Sonoco Products Co.                            6,100            139
Temple-Inland, Inc.                            3,600            237
Textron, Inc.                                  9,700            744
Tyco International, Ltd.                      85,800          3,335
Union Carbide Corp.                            3,600            240
USG Corp.                                      4,700            221
W.R. Grace & Co. (a)                           7,400            103
Westvaco Corp.                                 3,800            124
Weyerhaeuser Co.                               1,800            129
Willamette Industries, Inc.                    4,700            218
                                                            -------
                                                             19,591
                                                            -------

OTHER ENERGY - 0.7%
Apache Corp.                                  15,400            569
Constellation Energy Group                     1,100             32
El Paso Energy Corp.                           3,800            147
Occidental Petroleum Corp.                    12,300            266
Schlumberger, Ltd.                               900             51
Sempra Energy                                 11,500            200
Sunoco, Inc.                                   4,200             99



6 Multi-Style Equity Fund



MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED
                                                               December 31, 1999

                                                             MARKET
                                              NUMBER         VALUE
                                               OF            (000)
                                              SHARES           $
                                             -------         ------
Tosco Corp.                                    8,300            225
Transocean Sedco Forex, Inc. NPV (a)             174              6
Ultramar Diamond Shamrock Corp.               15,300            347
Vastar Resources, Inc.                         2,100            124
                                                            -------
                                                              2,066
                                                            -------

PRODUCER DURABLES - 6.1%
Applied Materials, Inc. (a)                   23,600          2,988
Boeing Co.                                    13,500            561
Briggs & Stratton Corp.                          300             16
Caterpillar, Inc.                              8,000            377
Cummins Engine Co., Inc.                       3,900            188
Deere & Co.                                   21,100            915
Diebold, Inc.                                  1,800             42
Dover Corp.                                    2,600            118
General Electric Co.                          42,000          6,500
Honeywell International, Inc. (a)              2,975            172
Ingersoll-Rand Co.                             7,100            391
KLA Instruments Corp. (a)                     11,700          1,302
Lexmark International Group, Inc.
    Class A (a)                                1,600            145
Litton Industries, Inc. (a)                    6,100            304
Lockheed Martin Corp.                          6,900            151
National Service Industries, Inc.                800             24
Northrop Grumman Corp.                         3,800            205
Pall Corp.                                     1,600             35
Pitney Bowes, Inc.                             1,600             77
Raytheon Co. Class B                          20,658            549
Rockwell International Corp.                   6,100            292
Snap-On Tools Corp.                            3,900            104
Solectron Corp. (a)                            6,300            599
Tecumseh Products Co. Class A                  6,000            283
Thomas & Betts Corp.                           3,400            108
United Technologies Corp.                     16,200          1,053
                                                            -------
                                                             17,499
                                                            -------

TECHNOLOGY - 21.4%
Adaptec, Inc. (a)                              6,900            344
Adobe Systems, Inc.                            2,000            135
Adtran, Inc. (a)                              11,200            576
America Online, Inc. (a)                      50,200          3,787
Analog Devices, Inc. (a)                      11,300          1,051
Apple Computer, Inc. (a)                      11,300          1,161
AVX Corp.                                      3,200            160
BMC Software, Inc. (a)                        18,100          1,446
Broadcom Corp. Class A (a)                       300             82
Cisco Systems, Inc. (a)                       69,700          7,462
Computer Associates
    International, Inc.                        4,600            322
Compuware Corp. (a)                           25,100            933
Comverse Technology, Inc. (a)                    500             72
Cooper Industries, Inc.                        4,500            182
Dallas Semiconductor Corp.                     1,200             77
Dell Computer Corp. (a)                       77,200          3,932
EarthLink Network, Inc. (a)                   10,100            429
eBay, Inc. (a)                                 1,300            163
Electronic Data Systems Corp.                 18,010          1,206
Electronics For Imaging, Inc. (a)              2,100            123
EMC Corp. (a)                                 25,100          2,742
General Dynamics Corp.                        18,100            955
Harris Corp.                                   5,000            133
Hewlett-Packard Co.                            6,300            718
IMS Health, Inc.                               6,800            185
Ingram Micro, Inc. Class A (a)                 6,900             91
Inktomi Corp. (a)                              3,000            266
Intel Corp.                                   60,754          4,997
International Business
    Machines Corp.                            15,060          1,626
JDS Uniphase Corp. (a)                         2,200            355
Lattice Semiconductor Corp. (a)                1,000             47
LSI Logic Corp. (a)                           17,600          1,188
Lucent Technologies, Inc.                     60,100          4,495
Maxim Integrated Products, Inc. (a)              800             38
Micron Technology, Inc.  (a)                   4,100            319
Microsoft Corp. (a)                           65,300          7,620
MindSpring Enterprises, Inc. (a)              13,400            352
Motorola, Inc.                                 9,700          1,428
National Instruments Corp. (a)                 3,600            138
Nextel Communications, Inc.
    Class A (a)                               10,900          1,123
Oracle Systems Corp. (a)                       9,500          1,064
QUALCOMM, Inc. (a)                             1,200            211
Quantum Corp. DLT & Storage Systems (a)        8,800            133
Quantum Corp. Hard Disk Drive (a)              4,400             31
Scientific-Atlanta, Inc.                      14,700            818
Seagate Technology (a)                         6,400            298
Sun Microsystems, Inc. (a)                    34,300          2,653
Synopsys, Inc. (a)                               700             47
Tech Data Corp. (a)                            3,000             81
Tellabs, Inc. (a)                              6,500            417
Texas Instruments, Inc.                       16,200          1,569
Unisys Corp. (a)                              27,700            885
Veritas Software Corp. (a)                       750            107
Xilinx, Inc. (a)                               4,200            191
Yahoo!, Inc. (a)                                 400            173
Zebra Technologies Corp. Class A (a)             700             41
                                                            -------
                                                             61,178
                                                            -------

UTILITIES - 9.9%
Allegheny Energy, Inc.                         6,100            164
Alliant Energy Corp. (a)                       5,300            146
Alltel Corp.                                   4,000            331



                                                       Multi-Style Equity Fund 7

                                                             MARKET
                                              NUMBER         VALUE
                                               OF            (000)
                                              SHARES           $
                                             -------         ------
Ameren Corp.                                   7,000            229
American Electric Power Co., Inc.              4,800            154
AT&T Corp.                                    50,500          2,563
Bell Atlantic Corp.                           30,880          1,901
BellSouth Corp.                               25,900          1,212
Central & Southwest Corp.                      8,500            170
Cinergy Corp.                                  7,400            179
Columbia Energy Group                          9,900            626
Comcast Corp. Special Class A                 17,900            904
Consolidated Edison, Inc.                      7,100            245
Cox Communications, Inc. Class A (a)          21,000          1,082
DTE Energy Co.                                 2,300             72
Energy East Corp.                              7,900            164
Entergy Corp.                                 15,900            409
FirstEnergy Corp.                              8,300            188
GPU, Inc.                                     14,200            425
GTE Corp.                                      4,300            303
MCI WorldCom, Inc. (a)                        56,550          2,998
New Century Energies, Inc.                     5,000            152
Nokia Corp. - ADR                             24,200          4,598
Northern States Power Co.                      7,500            146
Peco Energy Co.                                1,900             66
PG&E Corp.                                     8,700            178
Potomac Electric Power Co.                     5,600            128
PP&L Resources, Inc.                          28,500            652
Public Service Enterprise Group, Inc.         17,200            599
SBC Communications, Inc.                      61,953          3,020
Southern Co.                                  13,200            310
Sprint Corp.                                  31,058          2,092
Telephone & Data Systems, Inc.                   300             38
Texas Utilities Co.                           17,300            615
U.S. West, Inc. NPV                              300             22
Unicom Corp.                                   7,300            245
United States Cellular Corp. (a)               1,800            182
Vodafone Group PLC - ADR                      11,300            559
Western Resources, Inc.                        4,600             78
Wisconsin Energy Corp.                         6,300            121
                                                            -------
                                                             28,266
                                                            -------

TOTAL COMMON STOCKS
(cost $233,147)                                             256,288

                                                             MARKET
                                            PRINCIPLE        VALUE
                                             AMOUNT          (000)
                                             (000)             $
                                            ---------       -------

SHORT-TERM INVESTMENTS - 10.2%
Frank Russell Investment Company              26,999         26,999
   Money Market Fund,
   due on demand (b)
United States Treasury Bills (b)(c)(d)         2,250          2,244
                                                            -------
   4.670% due 01/20/00

TOTAL SHORT-TERM INVESTMENTS
(cost $29,243)                                               29,243
                                                            -------

TOTAL INVESTMENTS - 99.9%
(identified cost $262,390)                                  285,531

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                      346
                                                            -------

NET ASSETS - 100.0%                                         285,877
                                                            -------
                                                            -------



(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.

Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value



See accompanying notes which are an integral part of the financial statements.

8 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                               December 31, 1999

                                                     UNREALIZED
                                      NUMBER        APPRECIATION
                                        OF         (DEPRECIATION)
                                     CONTRACTS         (000)
                                    ----------     --------------
FUTURES CONTRACTS

NASDAQ 100 Index
   expiration date 03/00                   11         $   513

S&P 500 Index
   expiration date 03/00                   50             564

S&P Midcap 400 Index
   expiration date 03/00                   18             186
                                                      -------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                 $1,263
                                                      -------
                                                      -------




  See accompanying notes which are an integral part of the financial statements.

                                                       Multi-Style Equity Fund 9

MULTI-STYLE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (EXCEPT PER SHARE AMOUNTS)                                          December 31, 1999
ASSETS
Investments at market (identified cost $262,390) .......................................    $285,531
Receivables:
   Dividends ...........................................................................         407
   Investments sold ....................................................................          63
   Fund shares sold ....................................................................         100
   Daily variation margin on futures contracts .........................................          89
Deferred organization expenses                                                                     3
                                                                                         -----------

      Total assets .....................................................................     286,193

LIABILITIES
Payables:
   Investments purchased ...................................................    $     54
   Fund shares redeemed ....................................................           4
   Accrued fees to affiliates ..............................................         170
   Other accrued expenses ..................................................          88
                                                                                --------
      Total liabilities ................................................................         316
                                                                                         -----------

NET ASSETS .............................................................................    $285,877
                                                                                         -----------
                                                                                         -----------
NET ASSETS CONSIST OF:
Undistributed net investment income ....................................................        $160
Accumulated net realized gain (loss) ...................................................       2,996
Unrealized appreciation (depreciation) on:
   Investments .........................................................................      23,141
   Futures contracts ...................................................................       1,263
Shares of beneficial interest ..........................................................         170
Additional paid-in capital .............................................................     258,147
                                                                                         -----------

NET ASSETS .............................................................................    $285,877
                                                                                         -----------
                                                                                         -----------

NET ASSET VALUE, offering and redemption price per share:
   ($285,877,123 divided by 17,025,412 shares of $.01 par value
   shares of beneficial interest outstanding) ..........................................      $16.79
                                                                                         -----------
                                                                                         -----------


See accompanying notes which are an integral part of the financial statements.

10 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF OPERATIONS
                                                   Year Ended December 31, 1999

Amounts in thousands
INVESTMENT INCOME
   Dividends ...........................................................................    $  2,255
   Dividends from Money Market Fund ....................................................         539
   Interest ............................................................................          88
                                                                                         -----------
      Total investment income ..........................................................       2,882

EXPENSES
   Management fees ..........................................................   $  1,357
   Custodian fees ...........................................................        167
   Transfer agent fees ......................................................          4
   Professional fees ........................................................          6
   Registration fees ........................................................         47
   Trustees' fees ...........................................................          9
   Amortization of deferred organization expenses ...........................          1
   Miscellaneous ............................................................         32
                                                                                --------
   Expenses before reductions ...............................................      1,623
   Expense reductions .......................................................        (22)
                                                                                --------
      Expenses, net ....................................................................       1,601
                                                                                         -----------

Net investment income ..................................................................       1,281
                                                                                         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ..............................................................     10,834
   Futures contracts ........................................................      1,143      11,977
Net change in unrealized appreciation (depreciation) on:                        --------
   Investments ..............................................................     12,317
   Futures contracts ........................................................      1,047      13,364
                                                                                -------- -----------

Net realized and unrealized gain (loss) ................................................      25,341
                                                                                         -----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..................................     $26,622
                                                                                         -----------
                                                                                         -----------


See accompanying notes which are an integral part of the financial statements.

                                                      Multi-Style Equity Fund 11

MULTI-STYLE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands                                    Years Ended December 31,

                                                                                      1999        1998
                                                                                    --------    --------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .......................................................      $1,281     $   326
   Net realized gain (loss) ....................................................      11,977       4,501
   Net change in unrealized appreciation (depreciation) ........................      13,364       7,089
                                                                                    --------    --------

      Net increase (decrease) in net assets from operations ....................      26,622      11,916
                                                                                    --------    --------

DISTRIBUTIONS
   From net investment income ..................................................      (1,240)       (248)
   From net realized gain ......................................................     (13,454)       (610)
                                                                                    --------    --------

      Net decrease in net assets from distributions ............................     (14,694)       (858)
                                                                                    --------    --------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ...............     199,951      39,301
                                                                                    --------    --------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ....................................     211,879      50,359

NET ASSETS
   Beginning of period .........................................................      73,998      23,639
                                                                                    --------    --------
   End of period (including undistributed net investment income of
    $160 and $119, respectively) ...............................................    $285,877     $73,998
                                                                                    --------    --------
                                                                                    --------    --------


See accompanying notes which are an integral part of the financial statements.

12 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                    YEARS ENDED DECEMBER 31,
                                                                  1999        1998         1997*
                                                                --------    --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD ........................   $  16.02    $  12.78     $  10.00
                                                                --------    --------     --------
INCOME FROM OPERATIONS
   Net investment income (a) ................................        .12         .10          .09
   Net realized and unrealized gain (loss) ..................       2.41        3.49         2.75
                                                                --------    --------     --------

      Total income from operations ..........................       2.53        3.59         2.84
                                                                --------    --------     --------

DISTRIBUTIONS
   From net investment income ...............................       (.12)       (.08)        (.06)
   From net realized gain ...................................      (1.64)       (.27)          --
                                                                --------    --------     --------

      Total distributions ...................................      (1.76)       (.35)        (.06)
                                                                --------    --------     --------

NET ASSET VALUE, END OF PERIOD ..............................   $  16.79    $  16.02     $  12.78
                                                                --------    --------     --------
                                                                --------    --------     --------

TOTAL RETURN (%)(b) .........................................      17.17       28.71        28.53

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .................    285,877      73,998       23,639

   Ratios to average net assets (%)(c):
      Operating expenses, net ...............................        .92         .92          .92
      Operating expenses, gross .............................        .96        1.21         1.61
      Net investment income .................................        .74         .70          .76

   Portfolio turnover rate (%) ..............................      67.67       78.89        64.95


* For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.

(c)  The ratios for periods less than one year are annualized.


                                                      Multi-Style Equity Fund 13

AGGRESSIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1999 (Unaudited)


OBJECTIVE: To provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from Multi-Style Equity Fund by investing in equity securities.

INVESTS IN: Primarily common stocks of small and medium capitalization US companies.

STRATEGY: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of four small capitalization stock fund managers with distinct investment styles.

GROWTH OF A $10,000 INVESTMENT

DATES          AGGRESSIVE     RUSSELL 2500-TM-   LIPPER-REGISTERED TRADEMARK-
               EQUITY FUND        INDEX**              SMALL CO. GROWTH ++
  Inception*    $10,000           $10,000                 $10,000
       1997     $13,507           $12,436                 $12,074
       1998     $13,644           $12,484                 $11,997
       1999     $14,474           $15,498                 $15,918

YEARLY PERIODS ENDED DECEMBER 31

AGGRESSIVE EQUITY FUND

  PERIODS ENDED     GROWTH OF       TOTAL
     12/31/99        $10,000        RETURN
----------------  ------------     --------
1 Year               $10,608         6.08%
Inception            $14,474        13.14%Section

RUSSELL 2500(TM) INDEX

  PERIODS ENDED     GROWTH OF       TOTAL
     12/31/99        $10,000        RETURN
----------------  ------------     --------
1 Year               $12,415         24.15%
Inception            $15,498         15.72%Section

LIPPER-REGISTERED TRADEMARK- SMALL CO. GROWTH FUNDS BENCHMARK

  PERIODS ENDED     GROWTH OF       TOTAL
     12/31/99        $10,000        RETURN
----------------  ------------     --------
1 Year               $13,268         32.68%
Inception            $15,918         16.76%Section


14 Aggressive Equity Fund

AGRRESSIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1999 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1999, the Aggressive Equity Fund reflected a total return of 6.1% as compared to the Russell 2500(TM) Index, which gained 24.2%. The Fund's performance trailed other small cap funds tracked by Lipper Analytical Services which gained 32.7%. The Fund's underexposure to high-priced technology issues proved devastating to performance as the divergence of returns between growth and value investments was extreme among small cap stocks.

PORTFOLIO HIGHLIGHTS
Small capitalization stocks caught up with large cap issues at year end 1999. The Russell 2000-Registered Trademark- Index gained 18.5% in the fourth quarter to bring its annual gain to 21.3% versus the Russell 1000-Registered Trademark- Index gain of 20.9%. The performance of small caps was also dominated by technology shares, with small cap technology issues up more than 100% for the year. Ineffective security selection results accounted for the Fund's margin of underperformance; however, its underlying cause was tied much more to the disparities in returns by valuation. As managers grew increasingly concerned with overvaluation, their decisions to rotate to more attractively valued alternatives led to significant underexposure to the strongest performing issues, generally the stocks of Internet companies. A consequent tactical value bias in the portfolio had a severe impact on performance results in a price momentum dominated market.

In April, several changes were made to the Fund's structure. Two new managers were added to broaden the style mix. Fund management grappled with performance trends, especially late in the year as managers increasingly moved away from stocks as a result of valuation concerns. Efforts to fortify the Fund's growth exposure proved disappointing, as the Fund's growth manager was unable to rationalize share prices on some of the market's hottest issues-which continued to post strong gains nonetheless. Complicating matters further was a scarce supply of investment manager alternatives or additions in the growth category as market conditions led many investment management firms to close to new assets. Analysis of the Fund's structure is expected to result in some changes in the manager line up and to manager allocations, with an objective of improving performance consistency in extreme market environments.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)             December 31, 1999
Exodus Communications, Inc.                            1.0%
S&P Mid-Cap 400 Depository Receipts                    0.9
Symbol Technologies, Inc.                              0.7
Network Appliance, inc.                                0.7
PMC - Sierra, Inc.                                     0.7
Affiliated Computer Services, Inc. Class A             0.6
VeriSign, Inc.                                         0.6
DST Systems, Inc.                                      0.6
DoubleClick, Inc.                                      0.5
Conexant Systems, Inc.                                 0.5

PORTFOLIO CHARACTERISTICS
                                               December 31, 1999
Current P/E Ratio                                      17.4x
Portfolio Price/Book Ratio                             2.64x
Market Capitalization - $- Weighted Average         2.90 Bil
Number of Holdings                                       786


MONEY MANAGERS                                       STYLES
Geewax, Terker & Co.                            Growth
Rothchild Asset Management, Inc.                Small Cap - Value
Trinity Investment Management Corp.             Value
Westpeak Investment Advisors, L.P.              Small Cap - Value

* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

** Russell 2500(TM) Index is composed of the bottom 500 stocks in the Russell 1000-Registered Trademark- Index and all the stocks in the Russell 2000 -Registered Trademark- Index. The largest security in this index has a market capitalization of about $2.0 billion. The Russell 2500 Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Lipper-Registered Trademark- Small Co. Growth Funds Benchmark is the average total return for the universe of funds within the Small Company Growth Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

Section   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                       Aggressive Equity Fund 15

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS

                                                              December 31, 1999

                                                              MARKET
                                              NUMBER          VALUE
                                                OF            (000)
                                              SHARES            $
                                             -------         -------
COMMON STOCKS - 91.6%
AUTO AND TRANSPORTATION - 3.8%
AAR Corp.                                      2,500             45
AirTran Holdings, Inc. (a)                     3,400             15
Alaska Air Group, Inc. (a)                     5,800            204
America West Holding Corp.
    Class B (a)                               10,300            214
American Freightways Corp. (a)                 8,800            142
Amtran, Inc. (a)                               1,700             32
Arvin Industries, Inc.                         6,400            182
Avis Rent A Car, Inc. (a)                     10,300            263
BE Aerospace, Inc. (a)                         2,700             23
Borg-Warner Automotive, Inc.                   3,600            146
Carlisle Cos., Inc.                            4,000            144
Continental Airlines, Inc. Class B (a)         5,500            244
Dollar Thrifty Automotive
    Group, Inc. (a)                            5,100            122
Eagle USA Airfreight, Inc. (a)                 1,750             76
Expeditors International of
   Washington, Inc.                            3,500            152
Federal-Mogul Corp.                            6,600            133
Fleetwood Enterprises, Inc.                    1,600             33
Florida East Coast Industries, Inc.              600             25
Group 1 Automotive, Inc. (a)                   2,100             29
Hertz Corp. Class A                            1,500             75
Landstar Systems, Inc. (a)                     1,600             67
Lear Corp. (a)                                 2,000             64
M.S. Carriers, Inc. (a)                        1,800             42
Mascotech, Inc.                                3,500             44
Meritor Automotive, Inc.                         700             14
Mesaba Holdings, Inc. (a)                      3,200             37
Midwest Express Holdings, Inc. (a)             1,400             45
Miller Industries, Inc. (a)                    7,400             21
Myers Industries, Inc.                         5,740             90
National R.V. Holdings, Inc. (a)               1,050             20
Navistar International Corp. (a)               5,000            237
Newport News Shipbuilding, Inc.                1,400             38
Northwest Airlines Corp. Class A (a)           3,900             86
O'Reilly Automotive, Inc. (a)                  3,200             69
Polaris Industries, Inc.                         700             25
Simpson Industries, Inc.                       3,300             37
Standard Motor Products, Inc. Class A          2,200             35
Swift Transportation Co., Inc. (a)             3,100             55
Tower Automotive, Inc. (a)                     6,200             96
USFreightways Corp.                            1,600             76
Wabash National Corp.                          1,900             28
Winnebago Industries, Inc.                     1,800             36
XTRA Corp. (a)                                 1,000             43
Yellow Corp. (a)                              10,700            180
                                             -------         -------
                                                              3,784
                                             -------         -------

CONSUMER DISCRETIONARY - 13.9%

7-Eleven, Inc. (a)                            19,600             35
99 Cents Only Stores NPV (a)                   1,500             57
Aaron Rents, Inc.                              1,700             30
ABM Industries, Inc.                             900             18
AC Nielsen Corp. (a)                           2,500             62
Acclaim Entertainment, Inc. (a)               13,500             69
Ackerley Communications, Inc.                  1,400             25
Activision, Inc. New (a)                      11,200            172
Alberto Culver Co. Class B                     4,000            103
AMC Entertainment, Inc. (a)                    2,500             22
AMERCO (a)                                     7,600            189
Anchor Gaming (a)                              1,600             69
AnnTaylor Stores Corp. (a)                     6,900            238
Applebee's International, Inc.                 6,400            188
Argosy Gaming Co. (a)                          1,200             19
Barnes & Noble, Inc. (a)                       8,700            179
Barra, Inc. (a)                                3,200            102
Bebe Stores, Inc. (a)                            700             19
Bed Bath & Beyond, Inc. (a)                    2,700             94
Belo (A.H.) Corp. Class A                      6,900            132
BJ's Wholesale Club, Inc. (a)                  2,000             73
Borders Group, Inc. (a)                        4,000             64
Brinker International, Inc.  (a)              14,100            338
Brown Shoe Co., Inc                            6,900             97
Brunswick Corp.                                1,500             33
Buckle, Inc. (The) (a)                         1,600             24
Buffets, Inc. (a)                              9,700             97
Catalina Marketing Corp. (a)                   1,500            174
CDI Corp. (a)                                  1,700             41
CEC Entertainment, Inc. (a)                    5,350            152
Central Newspapers, Inc. Class A               5,600            221
Charming Shoppes, Inc. (a)                     4,900             32
Cheesecake Factory (The), Inc. (a)             1,900             66
Chicos Fas, Inc. (a)                           1,200             45
Choice Hotels International, Inc. (a)          1,100             19
Chris Craft Industries, Inc. (a)               3,948            285
Copart, Inc. (a)                               4,800            207
Cornell Corrections, Inc. (a)                  1,900             16
Cox Radio, Inc. Class A (a)                    1,500            150
Darden Restaurants, Inc.                       8,300            150
Deluxe Corp.                                  10,200            280
DeVry, Inc. (a)                                4,400             82
Dollar Tree Stores, Inc. (a)                   4,800            232
Electronic Arts, Inc. (a)                      2,300            193
Emmis Broadcasting Corp. Class A (a)           1,300            162
Entercom Communications Corp. (a)              1,100             73
Equity Inns, Inc.                              3,400             23
Ethan Allen Interiors, Inc.                    3,300            106
Extended Stay America, Inc. (a)                8,300             63


16 Aggressive Equity Fund


AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                               December 31, 1999

                                                              MARKET
                                              NUMBER          VALUE
                                                OF            (000)
                                              SHARES            $
                                             -------         -------
Fairfield Communities, Inc. (a)                4,200             45
Footstar, Inc. (a)                               900             27
Furniture Brands International, Inc. (a)       7,600            167
Genesco, Inc. (a)                              4,500             59
GTECH Holdings Corp. (a)                       6,700            147
Guitar Center, Inc. (a)                        3,700             37
Harcourt General, Inc.                         4,900            197
Harland (John H.) Co.                          3,500             64
Haverty Furniture Co., Inc.                    7,300             92
Hispanic Broadcasting Corp. (a)                3,200            294
Hollywood Entertainment Corp. (a)              3,300             47
Hollywood Park, Inc. (a)                       6,800            153
Houghton Mifflin Co.                           3,200            135
Innkeepers USA Trust                           4,900             40
Insight Enterprises, Inc. (a)                  1,800             73
Interim Services, Inc. (a)                     8,400            208
JAKKS Pacific, Inc. (a)                        2,100             39
Jones Apparel Group, Inc. (a)                  6,700            182
Kellwood Co.                                   2,800             54
La-Z-Boy Inc.                                 13,200            222
Lason, Inc. (a)                                2,300             25
Lee Enterprises, Inc.                          1,700             54
Legato Systems, Inc. (a)                       7,100            488
Linens 'N Things, Inc. (a)                     4,200            124
Liz Claiborne, Inc.                            1,200             45
Mandalay Resort Group (a)                      8,800            177
Manpower, Inc.                                 1,800             68
McClatchy Co. Class A                          1,000             43
Media General, Inc. Class A                    1,700             88
Meredith Corp.                                 1,300             54
MGM Grand, Inc. (a)                              200             10
Michaels Stores, Inc. (a)                      2,300             65
Movado Group, Inc.                             1,900             41
Musicland Stores Corp. (a)                    13,700            116
Neff Corp. (a)                                 2,800             18
NOVA Corp. / Georgia (a)                       2,100             66
O'Charleys, Inc. (a)                           1,700             22
Ogden Corp.                                    3,400             41
On Assignment, Inc. (a)                        1,700             50
Oshkosh B' Gosh, Inc. Class A                  2,300             45
Outback Steakhouse, Inc. (a)                   4,600            119
Pacific Sunwear of California (a)              2,600             83
Payless ShoeSource, Inc. (a)                   1,600             75
Pep Boys - Manny, Moe & Jack                   8,300             76
Petco Animal Supplies, Inc. (a)                5,200             75
Pierce Leahy Corp. (a)                         1,700             74
Playtex Products, Inc. (a)                     6,100             94
Pomeroy Computer Resources, Inc. (a)           1,400             18
Pre-paid Legal Services, Inc. (a)              1,900             46
Provant, Inc. (a)                              3,000             75
Quicksilver, Inc. (a)                          5,250             81
RARE Hospitality International, Inc.
   NPV (a)                                     5,400            117
Regis Corp.                                    3,250             61
Rent-A-Center, Inc. (a)                        2,400             47
Rent-Way, Inc. (a)                             2,000             37
Ross Stores, Inc.                             15,300            274
Ruby Tuesday, Inc.                             4,800             87
Russ Berrie & Co., Inc.                        2,900             76
Ryan's Family Steak Houses, Inc. (a)           6,100             52
Salton, Inc. (a)                               3,300            110
Shaw Industries, Inc. (a)                      9,500            147
ShopKo Stores, Inc. (a)                        1,200             28
Sonic Corp. (a)                                4,250            118
Springs Industries, Inc.                       3,700            148
Station Casinos, Inc. (a)                      2,800             63
Sunglass Hut International, Inc. (a)           5,700             64
Talbots, Inc.                                  2,700            121
TETRA Technologies, Inc. (a)                   3,325             51
The Men's Wearhouse, Inc. (a)                  3,900            115
Tiffany & Co.                                  3,700            330
Timberland Co. Class A (a)                     1,400             74
Toro Co.                                       3,800            142
Trendwest Resorts, Inc. NPV (a)                  800             18
Tupperware Corp.                               1,100             19
United Stationers, Inc. (a)                    2,600             74
Urban Outfitters, Inc. (a)                     1,700             50
Valassis Communications, Inc. (a)              4,200            177
Wackenhut Corp.                                1,000             15
Wallace Computer Services, Inc.               10,300            171
Warnaco Group, Inc. Class A                    7,900             97
Wendy's International, Inc.                    5,900            122
West Marine, Inc. (a)                          2,300             19
Westwood One, Inc. (a)                         1,600            122
Wiley (John) & Son Inc. Class A                3,500             59
Williams-Sonoma, Inc. (a)                      3,300            152
Windmere Corp. (a)                             2,400             41
WMS Industries, Inc. (a)                       3,100             41
Zale Corp. (a)                                 6,600            319
                                             -------         -------
                                                             13,816
                                             -------         -------

CONSUMER STAPLES - 2.6%
Canandaigua Brands Inc. Class A (a)            1,800             92
Church and Dwight Co., Inc.                    4,100            109
Coors (Adolph) Co. Class B                     3,000            158
Dean Foods Co.                                 2,900            115
Dole Food Co., Inc.                            4,700             76
Fleming Cos., Inc.                             3,000             31
IBP, Inc.                                     27,400            493
International Home
    Foods, Inc. New (a)                        2,800             49


                                                       Aggressive Equity Fund 17

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED
                                                               December 31, 1999
                                                              MARKET
                                              NUMBER          VALUE
                                                OF            (000)
                                              SHARES            $
                                             -------         -------
Interstate Bakeries Corp.                      7,500            136
J & J Snack Foods Corp. (a)                    1,400             29
Jack in the Box, Inc. (a)                      5,100            106
Longs Drug Stores, Inc.                        1,400             36
Performance Food Group Co. (a)                 1,900             46
Ralcorp Holdings, Inc. (a)                    10,200            203
Robert Mondavi Corp. Class A (a)                 700             24
Schweitzer-Mauduit
   International, Inc.                         4,400             59
Smithfield Foods, Inc. (a)                     5,800            139
Suiza Foods Corp. (a)                          3,900            155
SuperValu, Inc.                               15,300            306
Universal Corp.                                4,900            112
Universal Foods Corp.                          5,900            120
                                             -------         -------
                                                              2,594
                                             -------         -------

FINANCIAL SERVICES - 12.6%
Acceptance Insurance
   Companies, Inc. (a)                         2,900             17
Advanta Corp. Class A                          2,900             53
Advest Group, Inc. (The)                       1,700             31
Allmerica Financial Corp.                      3,800            211
Ambac Financial Group, Inc.                    2,000            104
American Annuity Group, Inc.                   2,700             49
American Financial Group, Inc.                 4,000            105
AmeriCredit Corp. (a)                          4,700             87
Arden Realty Group, Inc.                       7,600            152
Area Bancshares Corp.                          1,400             34
Astoria Financial Corp.                        5,700            173
BancWest Corp. New                               800             16
Bank United Corp. Class A                      3,800            103
BankAtlantic Bancorp, Inc.                    11,200             57
Bay View Capital Corp.                         3,500             50
BISYS Group, Inc. New (a)                      7,000            456
BOK Financial Corp. (a)                        1,054             21
BSB Bancorp, Inc.                              1,600             31
CarrAmerica Realty Corp.                       8,100            171
Cathay Bancorp, Inc.                           2,000             82
CBL & Associates Properties, Inc.              3,900             80
Chelsea GCA Realty, Inc.                       2,600             77
Citizens Banking Corp.                         2,500             55
City National Corp.                            3,600            119
Colonial BancGroup, Inc.                      11,500            119
Commerce Bancorp, Inc.                         3,400            137
Commerce Bancshares, Inc.                        787             27
Community First Bankshares, Inc.               2,800             44
Community Trust Bancorp, Inc.                  3,400             68
Concord EFS, Inc. (a)                          2,400             62
Crown American Realty Trust                    5,700             31
CVB Financial Corp.                            1,800             42
Delphi Financial Group, Inc. (a)               4,953            149
Developers Diversified Realty Corp.            7,600             98
Dime Bancorp, Inc.                            13,300            201
Doral Financial Corp.                          6,600             81
DST Systems, Inc. (a)                          7,300            557
DVI, Inc. (a)                                  2,700             41
E.W. Blanch Holdings, Inc.                     2,700            165
Enhance Financial Services
    Group, Inc.                                5,900             96
Everest Reinsurance Holdings, Inc.             4,900            109
FBL Financial Group, Inc. Class A              4,100             82
Federal Realty Investment Trust                5,400            102
Federated Investors, Inc. Class B NPV          4,300             86
Financial Federal Corp. (a)                    2,000             46
Financial Security Assurance
   Holdings, Ltd.                              2,300            120
FINOVA Group, Inc.                               900             32
First American Financial Corp.                 6,800             85
First Bancorp.                                 1,000             21
First Charter Corp. NPV                        4,800             71
First Citizens BancShares, Inc.                1,200             84
First Federal Capital Corp.                    2,500             34
First Republic Bank (a)                          800             19
First Sentinel Bancorp, Inc.                   8,600             68
First Washington Bancorp, Inc.                 3,400             50
FirstFed Financial Corp.  (a)                  1,500             21
FirstMerit Corp.                               5,800            134
Frontier Insurance Group, Inc.                 4,700             16
Fulton Financial Corp.                         2,500             45
Gallagher (Arthur J.) & Co.                    1,900            123
GATX Corp.                                     6,900            233
GBC Bancorp                                    5,200             99
General Growth Properties, Inc.                3,700            104
Glimcher Realty Trust                          5,000             64
Golden State Bancorp, Inc. (a)                 8,100            140
Greater Bay Bancorp NPV                        1,300             55
Greenpoint Financial Corp.                     2,000             48
Hamilton Bancorp, Inc. (a)                     1,500             26
HCC Insurance Holdings, Inc.                   8,600            113
Healthcare Realty Trust, Inc.                  6,000             94
Heller Financial, Inc. Class A                 1,000             20
Hibernia Corp. Class A                        18,300            194
Hospitality Properties Trust                   5,500            105
Hudson United Bancorp NPV                      2,781             71
Imperial Bancorp (a)                           1,247             30
Independent Bank Corp.                           900             11
Interpool, Inc.                                1,700             13
Investors Financial Services Corp.             3,200            147
J.P. Realty, Inc.                              2,500             39
John Nuveen & Co., Inc. Class A                3,500            126
JSB Financial, Inc.                              600             31
LTC Properties                                 6,100             51


18 Aggressive Equity Fund


AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                              December 31, 1999

                                                              MARKET
                                              NUMBER          VALUE
                                                OF            (000)
                                              SHARES            $
                                             -------         -------
Macerich Co. (The)                             4,200             87
McGrath RentCorp                               1,000             18
Medical Assurance, Inc. (a)                    3,000             64
Mercantile Bankshares Corp.                    2,800             89
Metris Companies, Inc.                         1,200             43
Mid-State Bancshares NPV                         700             22
Midland Co.                                    1,100             23
MONY Group, Inc. (The)                         2,000             58
Morgan Keegan, Inc.                            2,800             47
National City Bancorporation                   1,900             32
National Commerce Bancorp                      5,500            125
National Golf Properties, Inc.                 1,700             34
NBT Bancorp, Inc.                              1,260             19
North Fork Bancorp., Inc.                      8,700            152
OceanFirst Financial Corp.                     4,000             69
Omega Healthcare Investors                     5,500             70
Oriental Financial Group, Inc.                 1,900             42
Pacific Century Financial Corp.                3,100             58
Penn Treaty American Corp. (a)                 2,700             43
Pennsylvania Real Estate                       2,200             32
    Investment Trust
Peoples Heritage Financial Group              10,800            162
PFF Bancorp, Inc. (a)                          4,100             79
PMI Group, Inc. (The)                          5,200            254
Professionals Group, Inc. NPV (a)              2,860             67
Profit Recovery Group
    International, Inc. (The) (a)              2,100             56
Provident Bankshares Corp.                     5,300             92
Provident Financial Group, Inc.                3,700            133
Queens County Bancorp                          1,600             43
Radian Group, Inc. (a)                         6,600            315
Riggs National Corp.                           9,100            119
Rollins Truck Leasing Corp.                    6,450             77
Roslyn Bancorp, Inc.                           2,420             44
S&P Mid-Cap 400 Depository Receipts           10,400            844
S&T Bancorp, Inc.                              1,200             28
SEI Corp.                                      1,000            119
Silicon Valley Bancshares (a)                  2,500            123
Sky Financial Group, Inc.                      2,410             49
Sotheby's Holdings Co., Inc. Class A           3,100             93
Southwest Bancorporation of
    Texas, Inc. New (a)                        1,000             20
Sovereign Bancorp, Inc.                       16,800            124
Sovran Self Storage, Inc.                      3,800             72
Sterling Bancshares, Inc.                      4,000             45
Stewart Information Services Corp.             3,400             45
TCF Financial Corp.                              700             17
Texas Regional Bancshares, Inc.
   Class A                                     3,600            104
Triangle Bancorp, Inc.                         3,100             60
U.S. Trust Corp.                               1,300            104
UICI (a)                                       9,200             97
UMB Financial Corp.                            2,530             94
United Bankshares, Inc.                        1,600             38
USBANCORP, Inc.                                6,300             74
Valley National Bancorp                          918             26
Washington Federal, Inc.                      10,500            206
Webster Financial Corp.                        5,600            132
                                             -------         -------
                                                             12,496
                                             -------         -------

HEALTH CARE - 5.9%
Abgenix, Inc. (a)                                600             78
Advance Paradigm, Inc. (a)                     3,200             69
Alpharma, Inc. Class A                         9,100            280
Arrow International, Inc. NPV                    200              6
Bard (C.R.), Inc.                              1,700             90
Bindley Western Industries, Inc.               9,366            141
Bio-Rad Laboratories, Inc. Class A (a)         1,900             44
Bio-Technology General Corp. (a)               4,000             61
Biogen, Inc. (a)                                 600             51
Biomatrix, Inc. (a)                            2,200             42
Biomet, Inc.                                     900             36
ChiRex, Inc. (a)                               2,700             39
Chiron Corp.  (a)                              3,000            127
Cooper Companies, Inc. (a)                     5,900            178
Coventry Health Care, Inc. (a)                12,600             85
Datascope Corp. (a)                            1,700             67
DENTSPLY International, Inc.                   5,900            139
Diagnostic Products Corp.                      1,900             47
Dura Pharmaceuticals, Inc. (a)                 6,500             91
Enzon, Inc. (a)                                3,000            129
Genzyme Corp.  (a)                             3,600            161
Gilead Sciences, Inc. (a)                      1,900            103
Gliatech, Inc. (a)                             1,400             23
Hanger Orthopedic Group, Inc. (a)              4,500             45
Hooper Holmes, Inc.                            2,000             51
Human Genome Sciences, Inc. (a)                1,600            244
ICN Pharmaceuticals, Inc.                      2,200             56
IDEC Pharmaceuticals Corp. (a)                 1,000             98
Imclone Systems, Inc. (a)                      1,700             67
IVAX Corp. (a)                                14,700            378
Jones Pharma, Inc.                             3,800            165
King Pharmaceuticals, Inc. NPV (a)             2,450            137
Mallinckrodt, Inc.                             9,000            286
Medco Research, Inc.  (a)                      1,600             48
Medicis Pharmaceutical Corp.
    Class A. (a)                               1,900             81
MedImmune, Inc. (a)                            3,100            514
Mid Atlantic Medical                           4,100             34
    Services, Inc.(a)
Millennium Pharmaceuticals, Inc. (a)           1,900            232


                                                       Aggressive Equity Fund 19


AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS
                                                              December 31, 1999

                                                              MARKET
                                              NUMBER          VALUE
                                                OF            (000)
                                              SHARES            $
                                             -------         -------
Mylan Laboratories, Inc.                       8,600            217
NBTY, Inc. (a)                                10,400            114
Owens & Minor, Inc., Holding Co.               2,200             20
Patterson Dental Co. (a)                       2,000             85
Perrigo Co. (a)                                1,300             10
Professional Detailing, Inc. (a)               1,200             36
ResMed, Inc. (a)                                 600             25
Shire Pharmaceuticals Group                    1,772             51
    PLC ADR (a)
St. Jude Medical, Inc.  (a)                    2,300             71
Sybron International Corp. (a)                 4,200            104
Syncor International Corp. (a)                 3,200             91
Techne Corp. (a)                               2,800            154
Thermo BioAnalysis Corp. (a)                   1,400             26
Trigon Healthcare, Inc. (a)                    1,700             50
United Payors & United                         2,400             38
    Providers, Inc. (a)
Universal Health Services, Inc.
    Class B (a)                                1,400             50
US Oncology, Inc. (a)                          7,400             36
Veterinary Centers of
   America, Inc. (a)                           2,000             26
Vital Signs, Inc.                              1,300             29
Wesley Jessen VisionCare,
    Inc. New (a)                               2,600             98
                                             -------         -------
                                                              5,854
                                             -------         -------

INTEGRATED OILS - 0.6%
Ashland, Inc.                                  4,500            148
Cabot Oil & Gas Corp.                          2,100             34
Cross Timbers Oil Co.                          6,900             63
Houston Exploration Co. (The) (a)              2,900             58
Murphy Oil Corp.                               2,500            143
Tesoro Petroleum Corp.  (a)                    9,800            113
                                             -------         -------
                                                                559
                                             -------         -------

MATERIALS AND PROCESSING - 8.6%
ACX Technologies, Inc. (a)                     1,800             19
Airgas, Inc. (a)                               7,200             68
AK Steel Holding Corp.                        15,700            296
AptarGroup, Inc.                                 300              8
Armstrong World Industries, Inc.               4,500            150
Ball Corp.                                     6,900            272
Banta Corp.                                    2,700             61
BMC Industries, Inc. (a)                       6,600             32
Boise Cascade Corp.                           10,400            421
Bowater, Inc.                                  1,100             60
Brady Corp. Class A                            1,600             54
Cabot Corp.                                    5,300            108
Cambrex Corp.                                  2,000             69
Carpenter Technology Corp.                     3,500             96
Centex Construction Products, Inc.             1,200             47
Centex Corp.                                   6,400            158
Chemed Corp.                                   3,300             94
Clarcor, Inc.                                  1,300             23
Commercial Metals Co.                          2,500             85
Cytec Industries, Inc. (a)                     1,200             28
Dal-Tile International, Inc. (a)               4,400             45
Dexter Corp.                                     800             32
Elcor Chemical Corp.                             700             21
Engelhard Corp.                               13,300            251
Ethyl Corp.                                    6,600             26
FMC Corp. (a)                                  3,200            183
Freeport-McMoRan Copper & Gold,
    Inc. Class B (a)                          11,700            247
Geon Co.                                       3,500            114
Georgia Gulf Corp.                             3,800            116
Georgia-Pacific Corp. (Timber Group)           1,500             37
Gibraltar Steel Corp. (a)                        800             18
Glenborough Realty Trust, Inc.                 8,000            107
Harsco Corp.                                   4,300            137
Hercules, Inc.                                 6,900            192
IMCO Recycling, Inc.                           3,900             49
Internet Corp.                                 3,800             44
Jacob's Engineering Group, Inc. (a)            5,100            166
Lafarge Corp.                                  3,200             88
Lilly Industrial Coatings, Inc. Class A        2,100             28
Louisiana Pacific Corp.                       12,200            174
LSI Industries, Inc.                           1,300             28
LTV Corp.                                     20,200             83
Lubrizol Corp.                                 5,200            161
Lydall, Inc. (a)                               4,200             28
MasTec, Inc. (a)                               1,800             80
MAXXAM, Inc. (a)                               1,500             64
Millennium Chemicals, Inc.                     3,900             77
Minerals Technologies, Inc.                      700             28
Mohawk Industries, Inc. (a)                    2,300             61
Mueller Industries, Inc. (a)                   2,900            105
National Steel Corp. Class B                   4,500             34
NCI Building Systems, Inc. (a)                 4,200             78
New England Business Service, Inc.             1,400             34
Nortek, Inc. (a)                               4,500            126
Oregon Steel Mills, Inc.                       4,600             37
Phelps Dodge Corp.                             1,700            114
Polymer Group, Inc.                            6,600            120
Potlatch Corp.                                 2,800            125
Precision Castparts Corp.                      3,000             79
Quanex Corp.                                   5,600            143
Reliance Steel & Aluminum Co.                  1,050             25
Rock-Tenn Co. Class A                            300              4
Rouse Co. (The)                                8,000            170
RPM, Inc. (Ohio)                               4,500             46


20 Aggressive Equity Fund



AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                              December 31, 1999

                                                              MARKET
                                              NUMBER          VALUE
                                                OF            (000)
                                              SHARES            $
                                             -------         -------
Ryerson Tull, Inc.                             3,400             66
Scotts Co. (The) Class A (a)                     900             36
Shorewood Packaging Corp. (a)                  5,700            108
Simpson Manufacturing Co., Inc. (a)            2,200             96
Spartech Corp.                                 4,000            129
SPS Technologies, Inc. (a)                     1,000             32
St. Joe Co. (The)                                600             15
St. Mary Land & Exploration Co.                2,300             54
Stillwater Mining Co. (a)                        600             19
Storage USA, Inc.                              3,800            115
Teleflex, Inc.                                 4,000            125
Temple-Inland, Inc.                            2,600            171
Texas Industries, Inc.                         4,100            175
Timken Co.                                     1,600             33
Tractor Supply Co. (a)                         1,400             22
Tredegar Industries, Inc.                      3,000             62
Universal Forest Products, Inc.                1,600             24
USG Corp.                                      5,100            240
USX-U.S. Steel Group                           5,700            188
Valspar Corp.                                    700             29
W.R. Grace & Co. (a)                          11,400            158
Waters Corp. (a)                               5,300            281
Webb (Del E.) Corp. (a)                        4,600            115
Westvaco Corp.                                 5,700            186
                                             -------         -------
                                                              8,553
                                             -------         -------

MISCELLANEOUS - 1.2%
ChoicePoint, Inc. (a)                          1,200             50
Duke Realty Investments, Inc.                  9,900            193
Franchise Finance Corp. of America             6,900            165
HRPT Properties Trust                         18,500            167
LNR Property Corp.                             1,700             34
MAXIMUS, Inc. (a)                              1,500             51
ProLogis Trust                                 6,600            127
Public Storage, Inc.                           7,100            161
Stone Energy Corp. (a)                         1,400             50
TeleTech Holdings, Inc. (a)                    2,800             94
URS Corp. (a)                                  4,300             93
                                             -------         -------
                                                              1,185
                                             -------         -------

OTHER ENERGY - 3.1%
Apache Corp.                                   1,500             56
Arch Coal, Inc.                                4,000             45
Barrett Resources Corp. (a)                    2,000             59
Basin Exploration, Inc. (a)                    1,800             32
Cal Dive International, Inc. NPV (a)             900             29
Devon Energy Corp.                             1,600             53
Dynegy, Inc.                                   1,000             24
ENSCO International, Inc.                      4,200             96
EOG Resources, Inc.                           17,100            300
Forest Oil Corp. (a)                           5,600             74
Global Marine, Inc. (a)                        2,800             47
Helmerich & Payne, Inc.                        3,300             72
HS Resources, Inc. (a)                         8,300            143
Louis Dreyfus Natural Gas Corp. (a)           10,000            181
MidAmerican Energy Holdings Co. (a)            5,000            169
Mitchell Energy & Development
    Corp. Class A                              4,400             97
Newfield Exploration Co. (a)                   5,100            136
Noble Drilling Corp.  (a)                      7,300            239
Northwestern Corp.                             4,900            108
Oceaneering International, Inc. (a)            5,200             78
ONEOK, Inc.                                    3,500             88
RPC, Inc.                                      6,300             36
Seacor Holdings, Inc. (a)                      5,400            279
Seitel, Inc. (a)                              17,300            117
Swift Energy Co. (a)                           5,400             62
Tidewater, Inc.                                4,900            176
Ultramar Diamond Shamrock Corp.                1,600             36
UniSource Energy Corp. NPV (a)                 8,200             92
Varco International, Inc. (a)                  9,800            100
Vintage Petroleum, Inc. (a)                    2,100             25
                                             -------         -------
                                                              3,049
                                             -------         -------

PRODUCER DURABLES - 6.8%
American Power Conversion Corp. (a)            4,000            105
AMETEK, Inc.                                   3,100             59
ANTEC Corp. (a)                                3,900            142
Applied Power, Inc., Class A                   1,500             55
Astec Industries, Inc. (a)                     2,600             49
Beckman Coulter, Inc.                          2,000            102
Belden, Inc.                                   6,200            130
Briggs & Stratton Corp.                        4,100            220
Columbus McKinnon Corp.                        2,800             28
CommScope, Inc. (a)                            5,100            205
Cordant Technologies, Inc.                     4,000            132
Crane Co.                                      2,700             54
Credence Systems Corp. (a)                     1,700            147
CTS Corp.                                      6,000            452
Cummins Engine Co., Inc.                       5,300            256
D.R. Horton, Inc.                              9,000            124
Detroit Diesel Corp.                           4,100             79
Diebold, Inc.                                  4,800            113
Donaldson Co., Inc.                            2,400             58
Ducommun, Inc. (a)                             3,450             37
DuPont Photomasks, Inc. (a)                      400             19
Dura Automotive Systems, Inc. (a)              2,200             38
EMCOR Group, Inc. (a)                          4,200             77
Franklin Electric Co., Inc.                      600             42
General Semiconductor, Inc. (a)                5,800             82
Gleason Corp.                                  2,100             49


                                                       Aggressive Equity Fund 21

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                              December 31, 1999

                                                              MARKET
                                              NUMBER          VALUE
                                                OF            (000)
                                              SHARES            $
                                             -------         -------
Howmet International, Inc. (a)                 2,500             45
IDEX Corp.                                     1,800             55
JLG Industries, Inc.                           6,700            107
Kaufman & Broad Home Corp.                     5,600            135
Kent Electronics Corp. (a)                     2,400             55
Lincoln Electric Holdings, Inc. NPV            5,200            107
Litton Industries, Inc. (a)                    1,600             80
M.D.C. Holdings, Inc.                          1,400             22
Manitowoc Co., Inc.                            5,850            199
Mark IV Industries, Inc.                       7,000            124
Mathews International Corp. Class A            1,900             51
Mettler-Toledo
   International, Inc. New (a)                 3,300            126
Micrel, Inc. NPV (a)                           1,160             66
Millipore Corp.                                3,200            123
Moog, Inc. (a)                                 1,000             27
MTS Systems Corp.                              2,500             19
NACCO Industries, Inc. Class A                 2,000            111
National Service Industries, Inc.              1,200             35
Novellus Systems, Inc. (a)                     2,800            343
NVR, Inc. (a)                                  1,100             52
Optical Coating Laboratory, Inc.                 600            176
Pittway Corp. Class A                          1,900             85
Plexus Corp.  (a)                                900             40
PRI Automation, Inc. (a)                         400             27
Pulte Corp.                                    5,200            117
Roper Industries, Inc.                         1,800             68
Ryland Group, Inc. (The)                       8,200            189
Sawtek, Inc. (a)                               1,700            113
Sensormatic Electronics Corp. (a)              1,300             23
Smith (A.O.) Corp.                               900             20
SPX Corp. (a)                                  4,000            323
Superior TeleCom, Inc.                         1,600             25
Technitrol, Inc.                               1,500             67
Tecumseh Products Co. Class A                  6,400            302
Terex Corp. (a)                                4,600            128
Thomas & Betts Corp.                           2,800             89
Toll Brothers, Inc. (a)                        1,000             19
York International Corp.                       7,600            209
                                             -------         -------
                                                              6,756
                                             -------         -------

TECHNOLOGY - 25.1%
Actel Corp. (a)                                9,800            235
Actuate Corp. (a)                              1,700             72
Adobe Systems, Inc.                            1,500            101
Adtran, Inc. (a)                               4,200            216
Advanced Digital Information (a)               1,300             63
Advanced Fibre Communications (a)              3,400            152
Affiliated Computer Services, Inc.            12,900            593
   Class A (a)
Allaire Corp. (a)                                800            117
Alliant Techsystems, Inc.  (a)                 1,900            118
American Management
   Systems, Inc. (a)                          10,100            315
Amkor Technology, Inc. (a)                     4,900            138
Amphenol Corp. Class A (a)                       600             40
ANADIGICS, Inc. (a)                            1,200             57
Ancor Communications, Inc. (a)                 2,100            143
Anixter International, Inc. (a)                5,500            113
Applied Micro Circuits Corp. (a)               2,200            279
Arrow Electronics, Inc. (a)                    5,200            132
Artesyn Technologies, Inc. (a)                 2,300             48
Aspect Development, Inc. (a)                   1,200             82
Atmel Corp. (a)                               15,400            455
Avant! Corp. (a)                               3,060             46
Avnet, Inc.                                    1,100             67
BEA Systems, Inc. (a)                          7,600            531
Bell & Howell Co. (a)                          2,300             73
BindView Development Corp. (a)                 1,100             55
Black Box Corp. (a)                            2,900            194
BroadVision, Inc. (a)                          3,150            536
Brooktrout Technology, Inc. (a)                  700             13
Burr-Brown Corp. (a)                           2,800            101
C-Cube Microsystems, Inc. (a)                  3,800            237
CACI International, Inc. Class A (a)           1,000             23
CDW Computer Centers, Inc. (a)                 1,800            141
Checkpoint Systems, Inc. (a)                   9,000             92
Citrix Systems, Inc. (a)                         600             74
Clarify, Inc. (a)                                900            114
CNET, Inc. (a)                                 3,700            210
Coherent, Inc. (a)                               800             21
Compucom Systems, Inc. (a)                     7,000             28
Comverse Technology, Inc. (a)                  2,000            289
Concord Communications, Inc. (a)               1,700             75
Conexant Systems, Inc. (a)                     8,200            542
Covad Communications
    Group, Inc. (a)                            3,000            167
Cybex Computer Products Corp. (a)              1,800             73
Cymer, Inc. (a)                                1,700             76
Cypress Semiconductor Corp.  (a)              15,400            499
Dallas Semiconductor Corp.                     7,300            470
DII Group, Inc. (The) (a)                      3,500            248
DoubleClick, Inc. (a)                          2,144            543
Electro Rent Corp. (a)                         7,600             87
Electronics For Imaging, Inc. (a)              3,500            205
Emulex Corp. (a)                               2,000            226
Entrust Technologies, Inc. (a)                   900             54
Esterline Corp.  (a)                           3,800             44
Exodus Communications, Inc. (a)               11,000            976
Go2Net, Inc. (a)                               1,700            148
Great Plains Software, Inc. (a)                  800             60
Hadco Corp. (a)                                3,400            173


22 Aggressive Equity Fund


AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED


                                                              December 31, 1999

                                                              MARKET
                                              NUMBER          VALUE
                                                OF            (000)
                                              SHARES            $
                                             -------         -------
Haemonetics Corp. (a)                          1,600             38
Harmonic Lightwaves, Inc. (a)                  1,200            114
Hyperion Solutions Corp. (a)                   1,100             48
i2 Technologies, Inc. (a)                      1,500            297
Imation Corp. (a)                              6,800            228
In Focus Systems, Inc. (a)                     2,800             65
InfoSpace.com, Inc. (a)                        1,400            298
Integrated Device Technology, Inc. (a)        14,900            431
Intermedia Communications, Inc. (a)            3,900            151
International Rectifier Corp. (a)              5,400            140
InterVoice, Inc. (a)                           3,800             88
Intuit, Inc. (a)                               1,400             84
ISS Group, Inc. (a)                            1,200             85
ITI Technologies, Inc. (a)                     1,700             51
Kemet Corp. (a)                                1,100             50
Kopin Corp. (a)                                1,400             59
Kronos, Inc. (a)                               1,300             79
L-3 Communications Holdings, Inc. (a)            600             25
Lam Research Corp. (a)                         1,200            134
Lattice Semiconductor Corp. (a)                2,800            132
LTX Corp. (a)                                  1,000             22
Macromedia, Inc. (a)                           3,600            263
Macrovision Corp. (a)                          1,300             96
Mercury Interactive Corp. (a)                  2,400            259
Microchip Technology, Inc. (a)                 3,900            267
Micromuse, Inc. (a)                            1,500            255
Micron Electronics, Inc. (a)                   3,600             40
MICROS Systems, Inc. (a)                       1,900            140
MicroStrategy, Inc. (a)                        2,100            441
Midway Games, Inc. (a)                           900             22
MIPS Technologies, Inc. (a)                    1,300             68
National Computer Systems, Inc.                2,300             86
National Instruments Corp. (a)                 1,800             69
National Semiconductor Corp. (a)               2,100             90
Network Appliance, Inc. (a)                    8,000            664
Network Equipment Technologies, Inc. (a)       1,400             17
NVIDIA Corp. (a)                                 700             33
P-COM, Inc. (a)                                1,100             10
Park Electrochemical Corp.                     3,900            104
Peregrine Systems, Inc. (a)                    2,000            168
Pinnacle Systems, Inc. NPV (a)                 1,400             57
PMC - Sierra, Inc. (a)                         4,100            657
Power Integrations, Inc. (a)                   2,300            108
Progress Software Corp. (a)                    2,800            158
Proxim, Inc. (a)                                 500             55
QLogic Corp. (a)                               2,400            384
QRS Corp. (a)                                  1,200            126
Quantum Corp. DLT & Storage
    Systems (a)                               13,500            204
Rational Software Corp. New (a)                5,000            246
Remedy Corp. (a)                               4,200            199
RF Micro Devices, Inc. (a)                     4,400            300
Sandisk Corp. (a)                                700             68
Sapient Corp. (a)                              2,200            310
SCI Systems, Inc.  (a)                         3,500            288
Scientific-Atlanta, Inc.                       7,500            417
Scott Technologies, Inc. (a)                   1,400             26
SDL, Inc. (a)                                  1,100            240
Semtech Corp. (a)                              1,800             94
Sequa Corp. (a)                                  400             22
SPSS, Inc. (a)                                 2,600             66
Sterling Software, Inc. (a)                    2,800             88
Structural Dynamics Research Corp. (a)         3,700             47
Sykes Enterprises, Inc. (a)                    1,100             48
Symantec Corp. (a)                             4,000            235
Symbol Technologies, Inc.                     10,850            689
Synopsys, Inc. (a)                             1,700            113
Tech Data Corp. (a)                            1,400             38
THQ, Inc. (a)                                  2,550             59
TranSwitch Corp. (a)                           2,200            159
Triquint Semiconductor, Inc. (a)               1,300            144
USWeb Corp. (a)                                3,700            164
VeriSign, Inc. (a)                             3,100            592
Veritas Software Corp. (a)                       950            136
VerticalNet, Inc. (a)                          1,800            294
Vignette Corp. (a)                             1,900            310
Vishay Intertechnology, Inc.  (a)             14,375            455
Whittman-Hart, Inc. (a)                        2,500            134
Wind River Systems, Inc. (a)                   1,500             55
Xircom, Inc. (a)                               3,000            225
Zebra Technologies Corp. Class A (a)           3,300            191
                                             -------         -------
                                                             24,892
                                             -------         -------

UTILITIES - 7.4%
AGL Resources, Inc.                            2,600             44
Allegiance Telecom, Inc. (a)                   3,800            348
Alliant Energy Corp. (a)                       6,900            190
Alltel Corp.                                   1,141             94
Associated Group, Inc. (The) Class A (a)       1,400            128
Aware, Inc. (a)                                  500             18
Calpine Corp. (a)                              2,200            141
Cascade Natural Gas Corp.                      1,100             18
Commonwealth Telephone
    Enterprises, Inc. (a)                      4,300            226
Conectiv, Inc.                                15,900            267
Energen Corp.                                  8,700            157
Energy East Corp.                             17,100            356
Hawaiian Electric Industries, Inc.             4,800            139


                                                       Aggressive Equity Fund 23

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                              December 31, 1999

                                                              MARKET
                                              NUMBER          VALUE
                                                OF            (000)
                                              SHARES            $
                                             -------         -------
Laclede Gas Co.                                3,100             67
Leap Wireless International, Inc. (a)          1,900            148
LG&E Energy Corp.                             11,300            197
McLeodUSA, Inc. (a)                            4,300            253
MDU Resources Group, Inc.                      1,700             34
Minnesota Power, Inc.                          7,100            120
National Fuel Gas Co.                          2,500            116
NICOR, Inc.                                    3,300            107
NiSource, Inc. NPV                            10,700            191
Northwest Natural Gas Co.                      6,400            139
NUI Corp.                                      2,900             77
OGE Energy Corp.                               4,700             89
Omnipoint Corp. (a)                            1,600            193
Paging Network, Inc. (a)                      38,000             30
Peoples Energy Corp.                           1,200             40
Powertel, Inc. (a)                             1,300            130
Powerwave Technologies, Inc. (a)               1,200             70
Price Communications Corp. (a)                 2,900             81
Public Service Co. of New Mexico              14,400            234
Questar Corp.                                  7,600            114
Razorfish, Inc. (a)                              975             93
RGS Energy Group, Inc.                         9,100            187
Sierra Pacific Resources NPV                   4,200             73
Southwest Gas Corp.                            5,000            115
Southwestern Energy Co.                        8,200             54
TALK.com, Inc. (a)                             2,100             37
TECO Energy, Inc.                              7,100            132
Telephone & Data Systems, Inc.                   500             63
TNP Enterprises, Inc.                          5,100            210
UGI Corp.                                     11,300            231
United Illuminating Co.                        3,200            164
United States Cellular Corp. (a)               1,500            151
UtiliCorp United, Inc.                        12,750            248
VoiceStream Wireless Corp. NPV (a)             2,900            411
Western Resources, Inc.                        9,000            153
WICOR, Inc.                                    4,000            117
WinStar Communications, Inc. (a)               2,200            165
WPS Resources Corp.                            4,700            118
                                                             -------
                                                              7,278
                                                             -------

TOTAL COMMON STOCKS
(cost $82,182)                                               90,816
                                                             -------
                                             PRINCIPAL
                                              AMOUNT
                                               (000)
                                                 $
                                             ---------
SHORT-TERM INVESTMENTS - 7.9%
Frank Russell Investment Company               7,238          7,238
   Money Market Fund,
   due on demand (b)
United States Treasury Bills (b)(c)(d)
    4.750% due 01/20/00                           150            149
    4.845% due 01/20/00                           450            449
                                                             -------

TOTAL SHORT-TERM INVESTMENTS
(cost $7,836)                                                  7,836
                                                             -------

TOTAL INVESTMENTS - 99.5%
(identified cost $90,018)                                     98,652

OTHER ASSETS AND LIABILITIES,
Net - 0.5%                                                      498
                                                             -------

NET ASSETS - 100.0%                                          99,150
                                                             -------
                                                             -------

(a) Nonincome-producing security.
(b) At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.

ABBREVIATIONS:
NPV - No Par Value

See accompanying notes which are an integral part of the financial statements.


24 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                              December 31, 1999


                                                     UNREALIZED
                                        NUMBER      APPRECIATION
                                          OF       (DEPRECIATION)
                                       CONTRACTS       (000)
                                       ---------   --------------
FUTURES CONTRACTS

S&P 500 Index                                8     $         87
 expiration date 03/00

S&P 400 Midcap Index                        20              209
                                                   ------------
  expiration date 03/00

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased                              $        296
                                                   ------------
                                                   ------------

See accompanying notes which are an integral part of the financial statements.



                                                       Aggressive Equity Fund 25

AGGRESSIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (EXCEPT PER SHARE AMOUNTS)                              December 31, 1999

ASSETS
Investments at market (identified cost $90,018) ..........................   $          98,652
Receivables:
   Dividends .............................................................                 128
   Investments sold ......................................................               4,279
   Fund shares sold ......................................................                  21
   Daily variation margin on futures contracts ...........................                  35
Deferred organization expenses ...........................................                   3
                                                                             -----------------
      Total assets .......................................................             103,118

LIABILITIES
Payables:
   Investments purchased ....................................   $   3,814
   Fund shares redeemed .....................................           1
   Accrued fees to affiliates ...............................          87
   Other accrued expenses ...................................          66
                                                                ---------
      Total liabilities ..................................................               3,968
                                                                             -----------------

NET ASSETS ...............................................................   $          99,150
                                                                             -----------------
                                                                             -----------------
NET ASSETS CONSIST OF:
Undistributed net investment income ......................................   $              42
Accumulated net realized gain (loss) .....................................               1,501
Unrealized appreciation (depreciation) on: ...............................
   Investments ...........................................................               8,634
   Futures contracts .....................................................                 296
Shares of beneficial interest ............................................                  74
Additional paid-in capital ...............................................              88,603
                                                                             -----------------

NET ASSETS ...............................................................   $          99,150
                                                                             -----------------
                                                                             -----------------

NET ASSET VALUE, offering and redemption price per share:
   ($99,150,194 divided by 7,421,694 shares of $.01 par value
      shares of beneficial interest outstanding) .........................   $           13.36
                                                                             -----------------
                                                                             -----------------


See accompanying notes which are an integral part of the financial statements.

26 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands                                              Year Ended December 31, 1999

INVESTMENT INCOME
   Dividends .............................................................   $             773
   Dividends from Money Market Fund ......................................                 166
   Interest ..............................................................                  28
                                                                             -----------------

      Total investment income ............................................                 967

EXPENSES
   Management fees ..........................................   $      567
   Custodian fees ...........................................          156
   Professional fees ........................................           14
   Registration fees ........................................           16
   Trustees' fees ...........................................            9
   Amortization of deferred organization expenses ...........            1
   Miscellaneous ............................................           34
                                                                ----------
   Expenses before reductions ...............................          797
   Expense reductions .......................................          (51)
                                                                ----------
      Expenses, net .....................................................                  746
                                                                             -----------------

Net investment income ...................................................                  221
                                                                             -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

   Investments ..............................................        1,763
   Futures contracts ........................................          267               2,030
                                                                ----------
Net change in unrealized appreciation (depreciation) on:
   Investments ..............................................        5,867
   Futures contracts ........................................          174               6,041
                                                                ----------   -----------------

Net realized and unrealized gain (loss) ..................................               8,071
                                                                             -----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....................   $           8,292
                                                                             -----------------
                                                                             -----------------

See accompanying notes which are an integral part of the financial statements.

                                                       Aggressive Equity Fund 27

AGGRESSIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS


Amounts in thousands                                    Years Ended December 31,




                                                                                   1999         1998
                                                                                ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ....................................................   $      221   $       37
   Net realized gain (loss) .................................................        2,030         (180)
   Net change in unrealized appreciation (depreciation) .....................        6,041          367
                                                                                ----------   ----------

      Net increase (decrease) in net assets from operations .................        8,292          224
                                                                                ----------   ----------

DISTRIBUTIONS
   From net investment income ...............................................         (193)         (26)
   From net realized gain ...................................................         (340)      (1,107)
                                                                                ----------   ----------

      Net decrease in net assets from distributions .........................         (533)      (1,133)
                                                                                ----------   ----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ............       66,784       10,144
                                                                                ----------   ----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS .................................       74,543        9,235

NET ASSETS
   Beginning of period ......................................................       24,607       15,372
                                                                                ----------   ----------
   End of period (including undistributed net investment income of
      $42 and $14, respectively) ............................................   $   99,150   $   24,607
                                                                                ----------   ----------
                                                                                ----------   ----------

See accompanying notes which are an integral part of the financial statements.


28 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

FINANCIAL HIGHLIGHTS


The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                   YEARS ENDED DECEMBER 31, 1999
                                                               -------------------------------------
                                                                 1999          1998           1997*
                                                               --------      --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD.......................... $  12.70      $  13.45       $  10.00
                                                               --------      --------       --------
INCOME FROM OPERATIONS
   Net investment income (a)..................................      .05           .02            .04
   Net realized and unrealized gain (loss)....................      .71           .13           3.45
                                                               --------      --------       --------
      Total income from operations............................      .76           .15           3.49
                                                               --------      --------       --------
DISTRIBUTIONS
   From net investment income.................................     (.04)         (.02)          (.04)
   From net realized gain.....................................     (.06)         (.88)            --
                                                               --------      --------       --------
      Total distributions.....................................     (.10)         (.90)          (.04)
                                                               --------      --------       --------
NET ASSET VALUE, END OF PERIOD................................ $  13.36      $  12.70       $  13.45
                                                               --------      --------       --------
                                                               --------      --------       --------
TOTAL RETURN (%)(b)...........................................     6.08          1.02          35.07

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands)...................   99,150        24,607         15,372

   Ratios to average net assets (%)(c):
      Operating expenses, net.................................     1.25          1.25           1.25
      Operating expenses, gross...............................     1.34          1.67           2.22
      Net investment income...................................      .37           .19            .39

   Portfolio turnover rate (%)................................   111.46         79.88          91.56

* For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b) Periods less than one year are not annualized.
(c) The ratios for periods less than one year are annualized.



                                                       Aggressive Equity Fund 29

NON-US FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1999 (Unaudited)

OBJECTIVE: To provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

INVESTS IN: Primarily the equity securities of non-US companies in developed foreign markets.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk by employing the investment management services of four managers with three separate and distinct investment approaches. The Fund's primary source of added value is intended to be stock selection with only moderate country allocations relative to the index to capture the diversification benefits of international investment in an asset allocation context.

GROWTH OF A $10,000 INVESTMENT

                                SALOMON SMITH BARNEY BMI WORLD         LIPPER-REGISTERED TRADEMARK-
DATES          NON-US FUND      EX-US++++                              INTERNATIONAL++
  Inception*    $10,000               $10,000                               $10,000
       1997     $10,030               $10,261                               $10,513
       1998     $11,330               $12,030                               $11,870
       1999     $15,109               $15,486                               $16,588

YEARLY PERIODS ENDED DECEMBER 31


NON-US FUND

    PERIODS ENDED     GROWTH OF       TOTAL
      12/31/99         $10,000       RETURN
    -------------     ---------      ------
1 Year              $13,336           33.36%
Inception           $15,109          14.78%Section


LIPPER-REGISTERED TRADEMARK- INTERNATIONAL FUNDS BENCHMARK

    PERIODS ENDED     GROWTH OF       TOTAL
      12/31/99         $10,000       RETURN
    -------------     ---------      ------
  1 Year             $13,974         39.74%
  Inception          $16,588         18.38%Section

SALOMON SMITH BARNEY BROAD MARKET INDEX (BMI) EX-US

    PERIODS ENDED     GROWTH OF       TOTAL
      12/31/99         $10,000       RETURN
    -------------     ---------      ------
  1 Year             $12,873         28.73%
  Inception          $15,486         15.70%Section


30 Non-US Fund

NON-US FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1999 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1999, the Non-US Fund had a total return of 33.4% as compared to the Salomon Smith Barney Broad Market Index (BMI) ex-US, which gained 28.7% for the year. The Fund's performance advantage over the benchmark was primarily due to the strong results of its growth- oriented managers during the year.

PORTFOLIO HIGHLIGHTS
Dominant trends in the non-US developed markets were once again similar to those in the US. Technology trounced other sectors, particularly late in the year, as Internet enthusiasm spread globally. Positive economic momentum also helped Fund performance, with Japan in particular appearing to be on its way to recovery. Japan led all other international markets, with the BMI- Japan Index up 68% for the year. Continental European markets were strong performers as the European Union continued to foster optimism in the stock market. The United Kingdom performed well, but lagged the majority of other major markets as it struggled with inflationary pressures.

The Fund's value manager performed well relative to its value-biased peers, though it trailed broad market benchmarks. The growth managers produced gains well ahead of the BMI-ex US. The Fund finished the year behind the average international fund tracked by Lipper Analytical Services, which gained 39.7%. The Fund's restrictions on emerging markets investments accounted for the shortfall.


TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)               December 31, 1999
Mannesmann AG NPV (Germany)                                   2.2%
Koninklijke KPN NV (Netherlands)                              1.9
Nippon Telegraph & Telephone Corp. (Japan)                    1.6
Fujitsu, Ltd. (Japan)                                         1.4
NTT Mobile Communication Network, Inc. (Japan)                1.4
Sony Corp. (Japan)                                            1.4
Vivendi (France)                                              1.2
Vodafone Group PLC (United Kingdom)                           1.1
Glaxo Wellcome PLC (United Kingdom)                           1.0
Telecom Italia Mobile SPA (Italy)                             1.0

PORTFOLIO CHARACTERISTICS
                                                    December 31, 1999
Current P/E Ratio                                             27.37x
Portfolio Price/Book Ratio                                    3.43x
Market Capitalization - $- Weighted Average                   54.6 Bil
Number of Holdings                                            427

MONEY MANAGERS                                                STYLES
J.P. Morgan Investment Management, Inc.                     Market Oriented
Montgomery Asset Management, LLC                            Growth
Oechsle International Advisors                              Growth
The Boston Company Asset Management, Inc.                   Value

* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

++ Lipper-Registered Trademark- International Funds Benchmark is the average total return for the universe of funds within the International Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++++ Salomon Smith Barney BMI Index ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries. This Index has broader representation than the MSCI EAFE Index.

Section  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                                  Non-US Fund 31

NON-US FUND

STATEMENT OF NET ASSETS

                                                               December 31, 1999

                                                             MARKET
                                             NUMBER          VALUE
                                               OF            (000)
                                             SHARES            $
                                          -----------      ---------
COMMON STOCKS - 89.9%
AUSTRALIA - 1.7%
AMP, Ltd.                                      5,300             59
Australia & New Zealand Bank Group,          194,154          1,412
   Ltd.
Broken Hill Proprietary Co.                    7,600            100
Cable & Wireless Optus, Ltd. NPV (a)         198,500            663
CSR, Ltd.                                     19,600             48
Goodman Fielder Wattie                       202,257            181
Lend Lease Corp.                               6,100             85
National Australia Bank, Ltd.                  8,600            132
Pacific Dunlop, Ltd.                         140,741            199
Southcorp Holdings, Ltd.                      26,100             92
Telstra Corp., Ltd. (a)                        7,498             26
Telstra Corp., Ltd. NPV                       23,400            127
Westpac Banking Corp.                          9,300             64
WMC, Ltd.                                      9,300             52
                                                           --------
                                                              3,240
                                                           --------
AUSTRIA - 0.2%
Bank Austria AG                                8,500            479
                                                           --------
BELGIUM - 0.2%
Dexia NPV                                        200             32
Dexia NPV (a)                                  2,050            339
Real Software NPV                                300             24
                                                           --------
                                                                395
                                                           --------
CANADA - 0.8%
BCE, Inc.                                     11,326          1,029
Seagram Co., Ltd.                             11,583            519
                                                           --------
                                                              1,548
                                                           --------
DENMARK - 0.2%
Jyske Bank A/S (Regd) (a)                     14,500            292
Ratin A/S Series B                               581             66
                                                           --------
                                                                358
                                                           --------
FINLAND - 1.4%
Comptel Oyj NPV (a)                              163             11
Helsinki Telephone Corp. Series E              5,800            483
Kesko Oyj                                     22,500            286
Nokia Oyj                                      9,905          1,796
Sonera Oyj                                     1,918            131
Tietoenator Oyj NPV                            1,680            106
                                                           --------
                                                              2,813
                                                           --------
FRANCE - 11.0%
Alcatel Alsthom                                5,177          1,189
Alstom (a)                                    42,262          1,409
Assurances Generales de France                 7,774            421
Atos SA (a)                                      408             68
Aventis SA (a)                                17,793          1,032
AXA - UAP                                      6,197            864
Banque Nationale Paris                        15,625          1,442
Bongrain SA                                      600            199
Carrefour SA (a)                               7,893          1,456
Castorama Dubois                               2,640            803
Christian Dior SA                                800            198
Cie de St. Gobain                                769            145
CNP Assurances (a)                             1,500             55
Coflexip SA                                    2,526            184
Elf Aquitaine - ADR                              500             38
France Telecom SA                              5,170            684
Groupe Danone                                    750            177
L'Air Liquide                                  5,705            955
Lagardere Groupe (Regd)                        2,140            116
Michelin (Cie Gen) Class B (Regd)              9,792            385
Peugeot SA                                       850            193
Pinault-Printemps- Redoute SA (a)                740            195
Renault (Regie Nationale)                      1,343             65
Rhodia SA                                     24,423            552
Rhone-Poulenc SA Class A - ADR                23,650          1,375
Societe Generale                               1,624            378
Suez Lyonnaise des Eaux                        6,551          1,050
Thomson-CSF                                   11,600            383
Total Co. SA Class B (a)                       9,132          1,219
Total Fina SA - ADR                            6,837            473
TV Francaise (TF1)                               900            471
Usinor Sacilor                                19,606            368
Valeo SA                                       7,900            610
Vivendi (a)                                   26,817          2,422
                                                           --------
                                                             21,574
                                                           --------
GERMANY - 7.4%
BASF AG                                        3,951            203
Bayer AG                                      15,302            724
Bayerische Hypo Vereinsbank AG                 5,400            369
Bayerische Motoren Werke AG (a)               14,514            443
Bilfinger & Berger BAU AG                      2,403             52
Celanese AG NPV (a)                            1,239             23
Consors Discount Broker AG NPV (a)               760             64
DaimlerChrysler AG                             3,790            295
Deutsche Bank AG (Regd) NPV (a)               10,407            879
Deutsche Lufthansa AG                         40,031            932
Deutsche Telekom AG                           11,288            804
Entrium Direct Bankers AG NPV (a)              2,700             41
Epcos AG NPV (a)                               6,600            495
Hochtief AG                                    1,443             54
Hoechst AG                                     2,025             62
Mannesmann AG NPV (a)                         17,478          4,217
Merck KGAA                                    13,934            432



32 Non-US Fund


NON-US FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                               December 31, 1999

                                                             MARKET
                                             NUMBER          VALUE
                                               OF            (000)
                                             SHARES            $
                                          -----------      ---------
Metallgesellschaft AG (a)                      8,000            160
ProSieben Media AG - ADR (a)                      40              1
SAP AG                                           394            194
SAP AG - ADR                                   3,200            167
Schering AG                                      734             89
Siemens AG NPV (a)                            13,434          1,709
Stinnes AG NPV (a)                             3,471             73
Thyssen Krupp AG NPV (a)                       4,351            133
Veba AG                                       21,647          1,052
Viag AG NPV (a)                               13,515            248
Volkswagen AG                                 11,029            621
                                                           --------
                                                             14,536
                                                           --------
GREECE - 0.3%
Hellenic Telecommunication
   Organization SA - ADR                      46,914            560
                                                           --------
HONG KONG - 1.5%
Cathay Pacific Airways                        67,000            119
CDL Hotels International                     158,000             63
Cheung Kong Holdings, Ltd.                    68,000            862
Dao Heng Bank Group, Ltd.                     26,000            134
Henderson Investment, Ltd.                   172,000            178
Henderson Land Development Co., Ltd.          52,000            334
Hong Kong Electric Holding, Ltd.             172,357            539
Hong Kong Telecommunications, Ltd.            38,000            110
Hutchison Whampoa, Ltd.                       16,000            233
SmarTone Telecommunications                   15,500             75
   Holdings, Ltd.
Sun Hung Kai Properties, Ltd.                 20,000            208
                                                           --------
                                                              2,855
                                                           --------
IRELAND - 0.2%
Bank of Ireland                               12,525            100
CRH PLC                                        4,298             93
Irish Life & Permanent PLC                     5,181             49
Jefferson Smurfit Group PLC                   42,718            128
                                                           --------
                                                                370
                                                           --------
ITALY - 4.1%
Assicurazioni Generali SpA                     2,639             87
Banca Nazionale del Lavoro (a)               175,734            586
Banca Popolare di Bergamo CV                   8,300            192
Banca Popolare di Brescia                        732             65
Banco Fideuram SpA                            14,900            177
ENI SpA - ADR                                  7,800            430
Ente Nazionale Idrocarburi SpA                62,571            344
   (Regd)
Fiat SpA (a)                                   2,650             76
Istituto Mobiliare Italiano SpA               46,084            626
Mediaset SpA                                  97,625          1,518
Mediolanum SpA                                 6,066             79
Saipem SpA                                    13,000             47
Telecom Italia Mobile SpA                    176,284          1,969
Telecom Italia SpA (a)                        98,813            602
Telecom Italia SpA di Risp (a)                57,228            807
Unicredito Italiano SpA                       78,044            385
                                                           --------
                                                              7,990
                                                           --------
JAPAN - 24.8%
77th Bank, Ltd. (The)                         38,000            398
Advantest Corp.                                  400            106
Aiful Corp.                                    1,900            232
Ajinomoto Co., Inc.                            7,000             73
Asahi Bank, Ltd.                              30,000            185
Asahi Glass Co., Ltd.                         57,000            441
Bank of Fukuoka, Ltd. (The)                   10,000             69
Bank of Tokyo - Mitsubishi, Ltd.              60,000            836
Bridgestone Tire Corp.                         5,000            110
Canon, Inc.                                   34,000          1,351
Citizen Watch Co., Ltd.                       12,000             76
Credit Saison Co.                             26,900            469
Dai-Tokyo Fire & Marine                       76,000            310
Daiwa Securities Group, Inc.                  41,000            642
DDI Corp.                                         15            206
Ebara Corp.                                   17,000            190
Fanuc Co.                                      1,200            153
Fuji Bank, Ltd.                              128,000          1,244
Fuji Heavy Industries, Ltd.                   10,000             69
Fuji Machine Manufacturing Co.                10,000            806
Fujitsu, Ltd.                                 60,000          2,737
Hitachi Software Engineering Co.,              1,000            146
   Ltd.
Hitachi, Ltd.                                120,000          1,926
Honda Motor Co., Ltd.                         14,000            521
Ito-Yokado Co., Ltd.                           2,000            217
Itochu Corp. (a)                              45,000            224
Japan Tobacco, Inc.                                9             69
Kaken Pharmaceutical Co., Ltd.                 4,000             22
Kao Corp.                                     37,000          1,056
Kawasaki Steel Corp. (a)                      45,000             81
Kyocera Corp.                                  6,900          1,790
Mabuchi Motor Co., Ltd.                        4,900            855
Marubeni Corp.                               145,000            609
Marui Co., Ltd.                                2,000             30
Matsumotokiyoshi                               7,300            565
Matsushita Communication                         200             53
Matsushita Electric Industrial Co.,           18,000            499
   Ltd.
Minebea Co., Ltd.                             60,000          1,029
Mitsubishi Chemical                           68,000            240


                                                                  Non-US Fund 33


NON-US FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                               December 31, 1999

                                                             MARKET
                                             NUMBER          VALUE
                                               OF            (000)
                                             SHARES            $
                                          -----------      ---------

Mitsubishi Corp.                              34,000            263
Mitsubishi Estate Co., Ltd.                   28,000            273
Mitsubishi Heavy Industries                   76,000            254
Mitsubishi Trust & Banking                     2,000             18
Mitsui Fudosan Co., Ltd.                      26,000            176
Mitsui Marine & Fire Insurance Co.,           12,000             71
   Ltd.
Mitsui Trust & Banking Co., Ltd.              13,000             29
Murata Manufacturing Co., Ltd.                 1,000            235
Namco                                         14,000            907
NEC Corp.                                      8,000            191
Nichiei Co., Ltd.                              6,800            148
Nikko Securities Co., Ltd.                    99,000          1,253
Nintendo Co., Ltd.                               700            116
Nippon Express Co., Ltd.                     108,000            597
Nippon Steel Corp.                            90,000            211
Nippon Telegraph & Telephone Corp.               184          3,152
Nippon Yusen                                  65,000            266
Nishimatsu Construction                       79,000            317
Nissan Motor Co., Ltd. (a)                   105,000            413
Nomura Securities Co., Ltd.                   24,000            433
NTT Mobile Communication Network,                 70          2,693
   Inc. NPV
Omron Corp.                                    4,000             92
Osaka Gas Co.                                 36,000             87
Pioneer Electronics Corp.                      9,000            238
Promise Co., Ltd.                              2,400            122
Ricoh Co., Ltd.                               13,000            245
Rinnai Corp.                                  19,200            357
Rohm Co.                                       4,500          1,850
Sakura Bank, Ltd.                             58,000            336
Sankyo Co., Ltd.                              19,000            391
Sankyo Co., Ltd. GUNMA                         1,100             82
Sanwa Bank                                    38,000            462
Sanyo Electric Co., Ltd.                      18,000             73
Sekisui Chemical Co., Ltd.                    18,000             80
Shin-Etsu Chemical Co., Ltd.                   5,000            215
Shohkoh Fund & Co., Ltd.                       1,340            531
Snow Brand Milk Products Co., Ltd.            13,000             52
Softbank Corp.                                   800            766
Sony Corp.                                     8,900          2,639
Sony Music Entertainment, Inc.                 4,000            798
Sumitomo Bakelite Co., Ltd.                    6,000             54
Sumitomo Bank                                  7,000             96
Sumitomo Rubber Industries                    20,000             88
Suzuki Motor Corp.                            11,000            161
Taiheiyo Cement Corp.                         20,000             38
Taisho Pharmaceutical Co., Ltd.               14,000            411
Takeda Chemical Industries                     6,000            297
Takefuji Corp.                                 3,400            426
Tokuyama Corp.                                16,000             59
Tokyo Electric Power                           6,200            166
Tokyo Electron, Ltd.                           4,000            548
Tokyo Gas Co.                                 32,000             78
Tokyo Steel Manufacturing                      8,000             28
Toppan Printing Co., Ltd.                      8,000             80
Toshiba Corp.                                 98,000            748
Tostem Corp.                                   7,000            126
Toyo Trust & Banking Co., Ltd. (The)          21,000             86
Toyota Motor Corp.                            31,000          1,502
UNY Co., Ltd.                                  7,000             68
West Japan Railway Co.                            73            259
Yamaha Corp.                                   3,000             19
Yamanouchi Pharmaceutical                     28,000            977
York-Benimaru Co., Ltd.                        1,000             26
Yoshitomi Pharmaceutical Ind., Ltd.            7,000             88
                                                           --------
                                                             48,496
                                                           --------
MALAYSIA - 0.1%
Genting Berhad                                16,000             57
IOI Corporated Berhad                         81,000             49
                                                           --------
                                                                106
                                                           --------
NETHERLANDS - 9.7%
ABN Amro Holding NV                           44,412          1,110
Aegon NV                                       5,308            513
AKZO Nobel NV                                 12,300            617
AKZO Nobel NV - ADR                            6,994            349
Buhrmann NV                                   24,253            365
Equant NV - NY Reg Share (a)                   8,561            972
Fortis (NL) NV                                14,998            540
Getronics NV                                   1,435            114
Heineken NV                                   14,600            712
Hollandsche Beton Groep NV                    10,570            101
Hunter Douglas NV                             14,413            392
ING Groep NV                                  23,207          1,401
Koninklijke (Royal) Philips                    3,044            414
   Electronics NV (a)
Koninklijke KPN NV                            37,356          3,646
Koninklijke KPN NV- ADR                        2,478            238
Koninklijke Numico NV                          2,767            103
KPNQwest NV (a)                                2,559            170
Laurus NV                                     19,038            343
Royal Dutch Petroleum Co.                     12,395            760
STMicroelectronics (a)                        10,482          1,613
Stork NV                                      18,615            272
Unilever NV (a)                                8,100            441
United Pan-Europe Communications NV            5,175            662
   (a)
Vedior                                        26,343            271
Vendex NV                                     41,811          1,112



34 Non-US Fund


NON-US FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                               December 31, 1999

                                                             MARKET
                                             NUMBER          VALUE
                                               OF            (000)
                                             SHARES            $
                                          -----------      ---------

VNU NV                                        29,450          1,549
Wolters Kluwer NV (a)                          5,328            181
                                                           --------
                                                             18,961
                                                           --------
NEW ZEALAND - 0.7%
Fletcher Challenge Building                    2,800              4
Fletcher Challenge Energy                      1,600              4
Fletcher Challenge Paper                     242,045            169
Telecom Corp. of New Zealand, Ltd.           250,606          1,179
   NPV
                                                           --------
                                                              1,356
                                                           --------
NORWAY - 0.5%
Norsk Hydro AS                                 5,000            210
Orkla ASA Class A                             21,628            373
Petroleum Geo- Services ASA - ADR (a)         26,500            472
                                                           --------
                                                              1,055
                                                           --------
PORTUGAL - 0.5%
Banco Pinto & Sotto Mayor SA                   6,516            140
Electricidade de Portugal SA                   8,700            152
Portugal Telecom SA (a)                       46,550            511
PT MULTIMEDIA - Servicos de
   Telecomunicacoes e Multimedia
   SGPS SA (a)                                 1,468             83
                                                           --------
                                                                886
                                                           --------
SINGAPORE - 0.9%
Creative Technology, Ltd. (a)                 16,400            281
DBS Group Holdings, Ltd. (a)                  40,793            669
Neptune Orient Lines, Ltd. (a)                57,000             76
Oversea-Chinese Banking Corp., Ltd.           20,000            184
Singapore Press Holdings, Ltd.                 3,400             74
Singapore Telecommunications, Ltd.            32,000             66
United Overseas Bank, Ltd.                    45,024            397
Venture Manufacturing (Singapore),
   Ltd.                                        9,000            103
                                                           --------
                                                              1,850
                                                           --------
SOUTH KOREA - 0.3%
Samsung Electronics - GDR (a)                  5,370            651
                                                           --------
SPAIN - 3.2%
Banco Bilbao Vizcaya SA                        5,597             80
Banco Popular Espanol SA                      11,137            726
Banco Santander Central Hispano SA            66,451            752
   (a)
Centros Comerciales Continente S.A.            2,147             43
Corporacion Bancaria de Espana SA             30,050            706
   (Regd)
Endesa SA                                     45,860            911
Indra Sistemas SA                              5,784            109
Repsol SA (a)                                  8,700            202
Repsol SA - ADR                               25,824            600
Tabacalera SA Class A (Regd)                  37,621            538
Telefonica SA (a)                             61,095          1,526
Union Electrica Fenosa SA                      3,477             62
                                                           --------
                                                              6,255
                                                           --------
SWEDEN - 1.9%
ABB, Ltd. (a)                                    722             88
Autoliv, Inc.                                 16,286            477
Electrolux AB Series B                         2,556             64
Foreningssparbanken AB Series A                4,327             64
Modern Times Group MTG AB Series B             1,076             53
   (a)
Skandia Forsakrings AB                         3,010             91
SKF AB Series B                               18,279            445
Stora Enso Oyj Class R                        15,045            258
Telefonaktiebolaget Ericsson (LM)
   Class B - ADR                               2,900            190
Telefonaktiebolaget Ericsson (LM)
   Series B                                   29,254          1,880
                                                           --------
                                                              3,610
                                                           --------
SWITZERLAND - 3.4%
Barry Callebaut AG (Regd)                      2,206            321
Clariant AG (Regd)                             1,773            845
Forbo Holding AG (Regd)                          629            296
Geberit International AG (a)                     195             67
Holderbank Financiere Glarus AG (BR)              48             66
Julius Baer Holding Ltd., Class B                 90            272
Nestle SA (Regd)                                 232            425
Novartis AG (Regd)                               622            913
Richemont Series A (BR)                           56            134
Roche Holdings Genusscheine AG NPV                49            582
Schweizerische Lebensversicherungs-
   und Rentenanstalt (a)                         130             76
SGS Holding (BR) (a)                              50             64
Sulzer AG (Regd) (a)                             441            287
Swisscom AG (Regd)                             1,921            776
UBS AG (Regd)                                  4,369          1,180
Zurich Allied AG                                 519            295
                                                           --------
                                                              6,599
                                                           --------

                                                                 Non-US Fund  35


NON-US FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                               December 31, 1999

                                                             MARKET
                                             NUMBER          VALUE
                                               OF            (000)
                                             SHARES            $
                                          -----------      ---------

TAIWAN - 0.1%
Hon Hai Precision Industry Co., Ltd.
   GDR (a)                                    10,300            199
                                                           --------
UNITED KINGDOM - 14.3%
Allied Zurich AG                              30,450            359
ARM Holdings PLC (a)                             800             54
Arriva PLC                                     2,700             11
Barclays Bank PLC                             40,622          1,167
Bass PLC                                       3,985             50
BG Group PLC (a)                              10,488             68
Billiton PLC                                  21,800            129
BOC Group PLC                                 15,602            336
BP Amoco PLC                                  90,726            916
British Aerospace PLC                        223,825          1,471
British Airways PLC                           27,746            181
British American Tobacco PLC                   9,150             52
British Sky Broadcasting Group PLC             9,800            158
British Telecom PLC                           38,600            935
Bunzl PLC                                    110,088            605
Cable & Wireless PLC                          17,700            304
Cadbury Schweppes PLC (a)                     13,600             82
CMG PLC                                          700             51
Compass Group PLC                             15,700            216
Corus Group PLC (a)                          162,600            423
Diageo PLC                                   201,958          1,612
Dixons Group PLC                               3,700             89
Enterprise Oil PLC                             3,400             23
FirstGroup PLC                                13,000             50
Freeserve PLC (a)                             30,900            314
Glaxo Wellcome PLC                            72,269          2,048
Glynwed International PLC                     21,500             83
Great University Stores PLC                    6,900             40
Hanson PLC                                    10,300             86
Hays PLC                                       3,000             48
HSBC Holdings PLC                             67,514            936
Imperial Chemical Industries PLC              44,265            468
Invensys PLC                                 157,100            831
Kingfisher PLC                                 9,700            108
Laird Group PLC                               52,832            207
Lloyds TSB Group PLC                          48,400            601
Marconi PLC                                   10,600            187
Marks & Spencer PLC                           65,932            315
Medeva PLC                                       817              2
MEPC PLC                                      12,743             96
MFI Furniture Group PLC                       23,684             17
Morgan Crucible PLC                          107,062            500
National Power PLC                           109,839            633
NDS Group PLC - ADR (a)                          257              8
Northern Foods PLC                             2,600              4
Norwich Union PLC (a)                          4,300             33
Nycomed Amersham PLC                           7,319             46
Ocean Group PLC                                2,400             45
Pearson PLC                                    6,700            218
Pilkington Brothers PLC                       24,800             34
PowerGen PLC                                  51,863            373
Prudential Corp. PLC                          26,500            517
Racal Electronics PLC                         13,800            124
Railtrack Group PLC                           26,285            442
Reckitt Benckiser PLC                          4,200             40
Reed International PLC                       108,501            815
Reuters Group PLC                              6,200             86
Rexam PLC                                    103,081            420
Rio Tinto Corp. PLC (Regd)                    22,596            542
Royal & Sun Alliance Insurance Group          82,339            617
   PLC (a)
Royal Bank of Scotland Group PLC              27,844            493
Safeway PLC                                   99,638            346
Sage Group PLC (The)                           5,000             61
Scottish & Southern Energy PLC                37,660            300
ScottishPower PLC                             20,000            152
SEMA Group PLC                                 1,800             32
Smith & Nephew PLC                             6,200             21
SmithKline Beecham PLC                        23,200            294
Somerfield PLC                                79,796            116
Tate & Lyle, Ltd. PLC                          4,200             27
TeleWest Communications PLC (a)               98,517            523
Tesco Store Holdings PLC                      34,800            106
Thus PLC (a)                                   5,000             32
TI Group PLC                                   4,300             31
Tomkins PLC                                   79,900            261
Unilever PLC (a)                              58,870            433
Vodafone Group PLC                           431,259          2,150
Williams PLC                                   9,700             44
Wolseley PLC                                  64,427            494
Woolwich PLC                                  20,200            107
Zeneca Group PLC                              18,708            776
                                                           --------
                                                             28,025
                                                           --------
UNITED STATES - 0.5%
Global TeleSystems Group, Inc. (a)            16,500            571
Infonet Services Corp. Class B (a)            14,400            378
                                                           --------
                                                                949
                                                           --------
TOTAL COMMON STOCKS
(cost $145,392)                                             175,716
                                                           --------

36 Non-US Fund


NON-US FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                               December 31, 1999

                                                             MARKET
                                             NUMBER          VALUE
                                               OF            (000)
                                             SHARES            $
                                          -----------      ---------

PREFERRED STOCKS - 1.6%
AUSTRALIA - 0.1%
News Corp., Ltd.                              24,400            209
                                                           --------

BRAZIL - 0.3%
Telecomunicacoes Brasileiras SA -
   ADR (a)                                     4,500            578
                                                           --------
GERMANY - 1.2%
Hugo Boss AG (a)                               1,550            198
Marschollek, Lautenschlaeger und                 130             39
   Partner AG NPV (a)
Porsche AG                                       145            397
ProSieben Media AG NV                          5,945            346
Rheinmetall AG                                 5,000             53
SAP AG                                         2,053          1,237
Volkswagen AG                                    831             27
                                                           --------
                                                              2,297
                                                           --------
LUXEMBOURG - 0.0%
AB International Cayman Trust Units
   (conv.)                                 2,000,000             29
                                                           --------
TOTAL PREFERRED STOCKS
(cost $2,516)                                                 3,113
                                                           --------
                                       PRINCIPAL
                                     AMOUNT (000) $
                                     --------------
LONG-TERM INVESTMENTS - 0.0%
UNITED KINGDOM - 0.0%
BG Transco Holdings PLC (a)             GBP    1                  2
7.057% due 12/14/09
4.188% due 12/14/22                     GBP    1                  1
7.000% due 12/16/24                     GBP    1                  2
                                                           --------
TOTAL LONG-TERM INVESTMENTS
(cost $8)                                                         5
                                                           --------
SHORT-TERM INVESTMENTS - 7.8%
UNITED STATES - 7.8%
Frank Russell Investment Company
   Money Market Fund, due on demand
   (b)                                        13,615         13,615
United States Treasury Bills
4.670% due 01/20/00 (b)(c)(d)                  1,700          1,695
                                                           --------

TOTAL SHORT-TERM INVESTMENTS
(cost $15,310)                                               15,310
                                                           --------
TOTAL INVESTMENTS - 99.3%
(identified cost $163,226)                                  194,144

OTHER ASSETS AND LIABILITIES,
NET - 0.7%                                                    1,375
                                                           --------
NET ASSETS - 100.0%                                         195,519
                                                           --------
                                                           --------

(a)  Nonincome-producing security.
(b)  At amortized cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) Rate noted is yield-to-maturity from date of acquisition.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NPV - No Par Value
NV - Nonvoting
BR - Bearer

FOREIGN CURRENCY ABBREVIATIONS:
EUR - Eurodollar
GBP - British pound
JPY - Japanese yen
USD - U.S. dollar



See accompanying notes which are an integral part of the financial statements.

                                                                  Non-US Fund 37

NON-US FUND

                                                               December 31, 1999

                                                     UNREALIZED
                                        NUMBER      APPRECIATION
                                          OF       (DEPRECIATION)
                                       CONTRACTS       (000)
                                       ---------   --------------
Futures Contracts

TOPIX Index (Japan)
   expiration date 03/ 00                   32         $263

FTSE - 100 Index (UK)
   expiration date 03/ 00                   28          123

CAC-40 Index (France)
   expiration date 03/ 00                   60          271

DAX Index (Germany)
   expiration date 03/ 00                   20          376
                                                     ------
Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                               $1,033
                                                     ------
                                                     ------



                                                                 MARKET
                                          % OF                    VALUE
                                          NET                     (000)
INDUSTRY DIVERSIFICATION (UNAUDITED)     ASSETS                     $
------------------------------------   --------                ----------
Auto & Transportation                      4.8%                     9,393
Consumer Discretionary                    13.0                     25,412
Consumer Staples                           4.2                      8,255
Financial Services                        17.1                     33,407
Health Care                                4.5                      8,713
Integrated Oils                            0.7                      1,276
Materials & Processing                     8.5                     16,583
Miscellaneous                              1.7                      3,278
Other Energy                               2.5                      4,898
Producer Durables                         10.3                     20,211
Technology                                 8.8                     17,273
Utilities                                 15.4                     30,130
Short-Term Investments                     7.8                     15,310
Long-Term Investments                      0.0                          5
                                      --------                 ----------
Total Investments                         99.3                    194,144
Other Assets and Liabilities, Net          0.7                      1,375
                                      --------                 ----------
NET ASSETS                               100.0%                   195,519
                                      --------                 ----------
                                      --------                 ----------

GEOGRAPHIC DIVERSIFICATION                                  MARKET
(UNAUDITED)                            % OF                  VALUE
                                       NET                   (000)
                                      ASSETS                   $
--------------------------           ---------            -----------

Europe                                 45.4%                 88,766
Japan                                  24.8                  48,496
United Kingdom                         14.3                  28,030
Pacific Basin                           5.4                  10,466
United States                           8.3                  16,260
Other                                   1.1                   2,126
                                     ---------            -----------
Total Investments                      99.3                 194,144
Other Assets and Liabilities, Net       0.7                   1,375
                                     ---------            -----------
NET ASSETS                            100.0%                195,519
                                     ---------            -----------
                                     ---------            -----------

See accompanying notes which are an integral part of the financial statements.

38 Non-US Fund

NON-US FUND

                                                               December 31, 1999

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS


                                                      Unrealized
   Contracts to      In Exchange                     Appreciation
     Deliver             For          Settlement    (Depreciation)
      (000)             (000)            Date           (000)
---------------   ---------------     ----------    --------------
USD       8,381   EUR       8,250      03/24/00        $ (20)
USD       3,811   GBP       2,375      03/24/00           25
USD       7,296   JPY     735,000      03/24/00           (4)
EUR       1,000   USD       1,016      03/24/00            2
GBP         250   USD         403      03/24/00           --
JPY     200,000   USD       1,991      03/24/00            7
                                                       --------
                                                       $  10
                                                       --------
                                                       --------


See accompanying notes which are an integral part of the financial statements.


                                                                  Non-US Fund 39

NON-US FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (EXCEPT PER SHARE AMOUNTS)                December 31, 1999



ASSETS
Investments at market (identified cost $163,226) .........................................................        $   194,144
Foreign currency holdings (identified cost $1,328) .......................................................              1,328
Unrealized appreciation on forward foreign currency exchange contracts....................................                 34
Receivables:
   Dividends and interest ................................................................................                193
   Investments sold ......................................................................................                144
   Fund shares sold ......................................................................................                 49
   Foreign taxes recoverable .............................................................................                109
   Daily variation margin on futures contracts ...........................................................                  4
Deferred organization expenses ...........................................................................                  3
                                                                                                                  -----------
      Total assets .......................................................................................            196,008

LIABILITIES
Payables:
   Investments purchased ........................................................................ $  211
   Fund shares redeemed .........................................................................     11
   Accrued fees to affiliates ...................................................................    127
   Other accrued expenses .......................................................................    116
Unrealized depreciation on forward foreign currency exchange contracts ..........................     24
                                                                                                  --------
      Total liabilities ..................................................................................                489
                                                                                                                  -----------
NET ASSETS ...............................................................................................        $   195,519
                                                                                                                  -----------
                                                                                                                  -----------
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income .............................................              $(603)
Accumulated net realized gain (loss) .....................................................................              3,423
Unrealized appreciation (depreciation) on:
   Investments ...........................................................................................             30,918
   Futures contracts .....................................................................................              1,033
   Foreign currency-related transactions .................................................................                  6
Shares of beneficial interest ............................................................................                138
Additional paid-in capital ...............................................................................            160,604
                                                                                                                  -----------
NET ASSETS ...............................................................................................        $   195,519
                                                                                                                  -----------
                                                                                                                  -----------
NET ASSET VALUE, offering and redemption price per share:
   ($195,518,976 divided by 13,780,509 shares of $.01 par value
      shares of beneficial interest outstanding) .........................................................        $     14.19
                                                                                                                  -----------
                                                                                                                  -----------


See accompanying notes which are an integral part of the financial statements.


40 Non-US Fund

NON-US FUND

STATEMENT OF OPERATIONS

Amounts in thousands                               Year Ended December 31, 1999


INVESTMENT INCOME
   Dividends ...........................................................................................          $     2,082
   Dividends from Money Market Fund ....................................................................                  266
   Interest ............................................................................................                  103
   Less foreign taxes withheld .........................................................................                 (226)
                                                                                                                  -----------
      Total investment income ..........................................................................                2,225

EXPENSES
   Management fees ........................................................................... $   1,007
   Custodian fees ............................................................................       485
   Professional fees .........................................................................        22
   Registration fees .........................................................................        35
   Trustees' fees ............................................................................         9
   Amortization of deferred organization expenses ............................................         1
   Miscellaneous .............................................................................        33
                                                                                              ----------
   Expenses before reductions ................................................................     1,592
   Expense reductions ........................................................................      (215)
                                                                                              ----------

      Expenses, net ....................................................................................                1,377
                                                                                                                  -----------
Net investment income ..................................................................................                  848
                                                                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ...............................................................................     6,554
   Futures contracts .........................................................................     1,899
   Foreign currency-related transactions .....................................................      (299)               8,154
                                                                                              ----------
Net change in unrealized appreciation (depreciation) on:
   Investments ...............................................................................    29,080
   Futures contracts .........................................................................     1,029
   Foreign currency-related transactions .....................................................         6               30,115
                                                                                              ----------          -----------

Net realized and unrealized gain (loss) ................................................................               38,269
                                                                                                                  -----------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ..................................................          $    39,117
                                                                                                                  -----------
                                                                                                                  -----------


See accompanying notes which are an integral part of the financial statements.


                                                                  Non-US Fund 41

NON-US FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands

                                                                                                  YEARS ENDED DECEMBER 31,
                                                                                                  1999                1998
                                                                                              -----------         -----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ..................................................................... $     848          $       106
   Net realized gain (loss) ..................................................................     8,154                 (446)
   Net change in unrealized appreciation (depreciation) ......................................    30,115                1,840
                                                                                               ---------          -----------

      Net increase (decrease) in net assets from operations ..................................    39,117                1,500
                                                                                               ---------          -----------

DISTRIBUTIONS
   From net investment income ................................................................    (1,621)                (146)
   From net realized gain ....................................................................    (3,985)                 (41)
                                                                                               ---------          -----------

      Net decrease in net assets from distributions ..........................................    (5,606)                (187)
                                                                                               ---------          -----------

SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions .............................   140,588               13,231
                                                                                               ---------          -----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS ..................................................   174,099               14,544

NET ASSETS
   Beginning of period .......................................................................    21,420                6,876
                                                                                               ---------          -----------
   End of period (including accumulated distributions in excess of net investment income of $603 and undistributed net investment
      income of $133, respectively) .......................................................... $ 195,519          $    21,420
                                                                                               ---------          -----------
                                                                                               ---------          -----------

See accompanying notes which are an integral part of the financial statements.


42 Non-US Fund

NON-US FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                       YEARS ENDED DECEMBER 31,
                                                               ------------------------------------
                                                                  1999         1998         1997*
                                                               ----------  -----------  -----------

NET ASSET VALUE, BEGINNING OF PERIOD .......................   $ 11.09      $   10.03    $  10.00
                                                               -------      ---------    --------
INCOME FROM OPERATIONS
   Net investment income (a) ...............................       .10            .08         .09
   Net realized and unrealized gain (loss) .................      3.53           1.21        (.06)
                                                               -------      ---------    --------
      Total income from operations .........................      3.63           1.29         .03
                                                               -------      ---------    --------
DISTRIBUTIONS
   From net investment income ..............................      (.23)          (.18)         --
   From net realized gain ..................................      (.30)          (.05)         --
                                                               -------      ---------    --------
      Total distributions ..................................      (.53)          (.23)         --
                                                               -------      ---------    --------
NET ASSET VALUE, END OF PERIOD .............................   $ 14.19      $   11.09    $  10.03
                                                               -------      ---------    --------
                                                               -------      ---------    --------
TOTAL RETURN (%)(b) ........................................     33.36          12.96         .30

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ................   195,519         21,420       6,876

   Ratios to average net assets (%)(c):
      Operating expenses, net ..............................      1.30           1.30        1.30
      Operating expenses, gross ............................      1.50           2.37        3.60
      Net investment income ................................       .80            .77         .98

   Portfolio turnover rate (%) .............................     83.45          50.36       68.54


* For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.

CORE BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1999 (Unaudited)

OBJECTIVE: To maximize total return through capital appreciation and income by assuming a level of volatility consistent with the broad fixed-income market, by investing in fixed-income securities.

INVESTS IN: Fixed-income securities.

STRATEGY: The Fund uses a multi-style, multi-manager strategy and employed two managers with distinct approaches to managing portfolios of intermediate-maturity fixed income securities.


GROWTH OF A $10,000 INVESTMENT

DATES          CORE BOND    LB AGGREGATE **
               FUND
  Inception*    $10,000           $10,000
       1997     $10,973           $10,966
       1998     $11,784           $11,918
       1999     $11,712           $11,820

YEARLY PERIODS ENDED DECEMBER 31

CORE BOND FUND

   PERIODS ENDED     GROWTH OF          TOTAL
      12/31/99        $10,000           RETURN
-----------------   -----------        --------
1 Year              $ 9,939             (0.61)%
Inception           $11,712              5.42%Section

LEHMAN BROTHERS AGGREGATE BOND INDEX

  PERIODS ENDED     GROWTH OF      TOTAL
   12/31/99          $10,000       RETURN
-----------------   ----------- --------
  1 Year             $9,918     (0.82)%
  Inception          $11,820    5.73%Section

44 Core Bond Fund

CORE BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1999 (Unaudited)

PERFORMANCE REVIEW
For the year ended December 31, 1999, the Core Bond Fund posted a loss of 0.6%, as compared to the Lehman Brothers Aggregate Bond Index, which fell 0.8%. The Fund outperformed the Index primarily due to the Fund's emphasis on yield sectors, which gained as favorable economic trends led to narrowing credit spreads. Higher yields helped offset rising interest rates.

PORTFOLIO HIGHLIGHTS
Bonds suffered their worst setbacks since 1994 and the second worst in over two decades. Strong US economic growth led to significantly higher interest rates as well as aggressive Fed intervention via actual policy tightening. US treasuries were most severely impacted relative to other sectors of the US bond market during the year. Spread sectors, including corporate bonds and mortgage- and asset-backed securities, fared better as post-emerging markets crisis spread widening reversed.

The Fund's emphasis on spread sector holdings and a neutral approach to short duration posture helped mitigate market weakness. High grade corporates and mortgage-backed securities were overweighted relative to the Lehman Brothers Aggregate Bond Index. Effective security selection also helped Fund performance results, while yield curve strategies provided a slightly negative impact. In a difficult market, both managers' approaches added value by limiting some of the downside performance of the market during the period.

TOP TEN ISSUERS
(as a percent of Total Investments)             December 31, 1999
Government National Mortgage Association            17.2%
United States Treasury                              17.2
Federal National Mortgage Association                7.2
Federal Home Loan Mortgage Corp.                     4.9
Korea Development Bank                               3.1
Advanta Mortgage Loan Trust                          2.2
ICI Wilmington, Inc.                                 2.1
Rohm & Haas Co.                                      2.0
Ford Motor Credit Co.                                1.7
Waste Management, Inc.                               1.2



PORTFOLIO CHARACTERISTICS
                                               December 31, 1999
Weighted Average Quality Diversification         AA1
Weighted Average Years-to- Maturity              7.4 Years
Weighted Average Duration                        4.6 Years
Current Yield (SEC 30-day standardized)          6.6%
Number of Issues                                 243
Number of Issuers                                199


MONEY MANAGERS                                      STYLES
Pacific Investment Management Co.               Broad Market-Sector Rotation
Standish, Ayer & Wood, Inc.                     Broad Market-Sector Rotation

* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

Section   Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.


                                                              Core Bond Fund 45

CORE BOND FUND

STATEMENT OF NET ASSETS
                                                  December 31, 1999

                                             PRINCIPAL       MARKET
                                              AMOUNT         VALUE
                                              (000)          (000)
                                                $              $
                                             -------        -------

LONG-TERM INVESTMENTS - 100.1%
ASSET-BACKED SECURITIES - 1.6%
ARG Funding Corp.
   Series 1999-1A Class A3
    6.020% due 05/20/04                          200            189
Delta Funding Home Equity Loan Trust
   Series 1998-4 Class A4F
    6.340% due 04/15/26                          125            115
Discover Card Master Trust I
   Series 1996-3 Class A
    6.050% due 08/18/08                          350            328
Green Tree Financial Corp.
   Series 1998-6 Class M1
     6.630% due 06/01/30                         100             90
MBNA Master Credit Card Trust
   Series 1999-G Class B
     6.600% due 12/15/06                         175            170
Residential Asset Securities Corp.
   Series 1998-KS3 Class AI7
     5.980% due 10/25/29                         175            163
Student Loan Marketing Association
   Loan Trust
   Series 1996-4 Class A1
     5.344% due 07/25/04 (c)                     194            192
Vanderbilt Mortgage & Finance, Inc.
   Series 1998-C Class 1A6
     6.750% due 10/07/28                         100             88
                                                             -------
                                                              1,335
                                                             -------



CORPORATE BONDS AND NOTES - 32.1%

Adelphia Communications Corp.
   Series B
     8.125% due 07/15/03                          50             47
Ahold Finance USA, Inc.
     6.250% due 05/01/09                         215            192
Albertson's, Inc.
     7.450% due 08/01/29                          75             70
Allied Waste North America, Inc.
   Series B
     7.375% due 01/01/04                          50             45
     7.625% due 01/01/06                         200            179
American Financial Group, Inc.
     7.125% due 04/15/09                          75             66
American General Finance Corp.
     6.170% due 05/06/03 (MTN)                   400            385
American Standard Co.
     7.375% due 04/15/05                          50             46
Amerus Life Holdings, Inc.
     6.950% due 06/15/05                          75             68
Aramark Corp.
     6.750% due 08/01/04                          15             14
     7.000% due 07/15/06                         100             94
AT&T Capital Corp.
   Series G
     6.830% due 12/01/00 (MTN)(c)                700            703
Bankers Trust Corp.
     6.164% due 05/11/03 (c)                     200            200
Citicorp
     9.500% due 02/01/02                          50             52
Citizens Utilities Co.
     8.450% due 09/01/01                         200            204
Conmed Corp.
     9.000% due 03/15/08                          25             23
Cox Communications, Inc.
     7.500% due 08/15/04                         150            151
Crescent Real Estate Equities
     6.625% due 09/15/02                          75             68
CSC Holdings, Inc.
   Series B
     8.125% due 07/15/09                         150            149
CSX Corp.
     7.250% due 05/01/04                         350            348
CVS Corp.
     5.500% due 02/15/04                         150            140
DDTE Capital Corp.
     7.110% due 11/15/03                         500            481
Delta Air Lines, Inc.
     8.300% due 12/15/29                         350            337
Diageo Capital PLC
     7.000% due 10/27/09                         275            278
Duke Realty, L.P.
     7.375% due 09/22/05                         325            316
EOP Operating, L.P.
     6.500% due 01/15/04                          75             72
ERAC USA Finance Co.
     7.500% due 06/15/03 (MTN)                    50             50
Exide Corp.
     10.000% due 04/15/05                        150            144
     2.900% due 12/15/05                          75             39
Extendicare Health Services, Inc.
     9.350% due 12/15/07                          25             15
First Union Corp.
     7.500% due 07/15/06                         150            150
Firstar Bank North America
     7.125% due 12/01/09                         300            290
Ford Motor Credit Co.
     6.271% due 06/04/02 (MTN)(c)                250            251
     6.700% due 07/16/04                         375            367
   Series 1
     6.362% due 11/24/03 (c)                   1,000          1,001


46 Core Bond Fund

CORE BOND FUND

                                                  December 31, 1999

                                             PRINCIPAL       MARKET
                                              AMOUNT         VALUE
                                              (000)          (000)
                                                $              $
                                             -------        -------

Fort James Corp.
     6.875% due 09/15/07                         300            285
Global Crossings Holdings, Ltd.
     9.625% due 05/15/08                          50             50
Golden State Holdings
     7.125% due 08/01/05                          75             68
Goldman Sachs Group
   Series A
     6.604% due 01/16/01 (MTN)(c)                200            201
Grove Worldwide, L.L.C.
     9.250% due 05/01/08                          25              7
GS Escrow Corp.
     7.000% due 08/01/03                         150            139
Health Care REIT, Inc.
     7.625% due 03/15/08                          50             44
Horseshoe Gaming Holding Corp.
     8.625% due 05/15/09                         250            241
Household Finance Corp.
     6.264% due 08/20/01 (MTN)(c)                150            150
     6.258% due 05/07/02 (MTN)(c)                150            150
   Series E
     6.125% due 02/27/03 (MTN)                 1,000            954
Huntsman ICI Holdings, L.L.C.
   Zero Coupon due 12/31/09                    1,100            331
IBJ Preferred Capital Co., L.L.C.
     8.790% due 12/29/49                         100             95
ICI Wilmington, Inc.
     9.500% due 11/15/00                       2,000          2,039
Idex Corp.
     6.875% due 02/15/08                          50             45
Imperial Capital Trust I
   Series B
     9.980% due 12/31/26                          25             23
International Business Machines Corp.
     8.375% due 11/01/19                         175            192
Isle of Capri Casinos, Inc.
     8.750% due 04/15/09                         200            184
ITT Corp.
     6.250% due 11/15/00                         800            784
Kaufman and Broad Home Corp.
     7.750% due 10/15/04                          50             47
Kentucky Power Co.
     6.005% due 11/02/00 (c)                   1,000          1,000
Kroger Co.
     8.000% due 09/15/29                          50             49
Lear Corp.
     7.960% due 05/15/05                         250            240
Lehman Brothers Holdings, Inc.
     6.625% due 04/01/04                         175            169
     7.625% due 06/01/06                          25             25
   Series E
     6.979% due 04/02/02 (MTN)(c)                300            302
Lilly Industries, Inc.
     7.750% due 12/01/07                         125            118
Lite-On Technology Corp.
   Zero Coupon due 12/01/02 (conv.)              50             52
McLeodUSA, Inc.
     8.375% due 03/15/08                         125            119
     9.500% due 11/01/08                         100            100
     8.125% due 02/15/09                          75             70
Meditrust
     7.375% due 07/15/00                          25             20
Merita Bank, Ltd.
     7.150% due 12/29/49                         250            242
Metromedia Fiber Network, Inc.
     10.000% due 12/15/09                        100            102
MMI Capital Trust I
   Series B
     7.625% due 12/15/27                          25             21
Mohegan Tribal Gaming Authority
     8.125% due 01/01/06                         125            122
     8.750% due 01/01/09                          25             25
Morgan Stanley Dean Witter & Co.
   Series C
     5.820% due 06/19/00 (MTN)(c)              1,000            988
Nabors Industries, Inc.
     6.800% due 04/15/04                         500            483
Natexix Ambs Co., L.L.C.
     8.440% due 12/29/49                          75             71
News America, Inc.
     7.125% due 04/08/28                          75             65
NEXTLINK Communications, Inc.
     12.500% due 04/15/06                        150            162
NVR, Inc.
     8.000% due 06/01/05                          75             71
Paine Webber Group, Inc.
     6.375% due 05/15/04                         100             95
Panamsat Corp.
     6.000% due 01/15/03                          75             70
Parker Retirement Savings Plan
     6.340% due 07/15/08                         470            438
Philip Morris Cos., Inc.
     6.150% due 03/15/00                         100            100
     7.250% due 01/15/03                         500            490
Premier Parks, Inc.
   Step Up Bond
   Zero Coupon due 04/01/08 (c)                  25             17


                                                            Core Bond Fund 47

CORE BOND FUND

                                                  December 31, 1999

                                             PRINCIPAL       MARKET
                                              AMOUNT         VALUE
                                              (000)          (000)
                                                $              $
                                             -------        -------
PX Escrow Corp. Step Up Bond
   Zero Coupon due 02/01/06 (c)                  75             37
Qwest Communications International,
   Inc.
   Series B
     7.250% due 11/01/08                          25             24
     7.500% due 11/01/08                          25             25
Qwest Communications International,
   Inc. Step Up Bond
   Zero Coupon due 10/15/07 (c)                  25             20
   Series B
   Zero Coupon due 02/01/08 (c)                 125             98
Regency Centers, L.P.
     7.400% due 04/01/04                          75             72
Republic of New York Corp.
     6.144% due 10/28/02 (c)                     750            740
Revlon Consumer Products Corp.
     8.125% due 02/01/06                          25             18
Revlon Worldwide Corp.
   Series B
   Zero Coupon due 03/15/01                     115             22
Rose Hills Corp.
     9.500% due 11/15/04                          25             20
Safeway, Inc.
     6.050% due 11/15/03                         200            191
Salomon Smith Barney Holdings, Inc.
     6.500% due 10/15/02                         500            493
     6.250% due 06/15/05                         100             95
Sequa Corp.
     9.000% due 08/01/09                         300            291
Simon Debartolo Group, L.P.
     6.625% due 06/15/03                          75             72
     6.750% due 06/15/05                          50             46
Simon Property Group, Inc.
     6.750% due 02/09/04                          25             24
Speedway Motorsports, Inc.
   Series D
     8.500% due 08/15/07                         275            267
Tanger Properties, L.P.
     8.750% due 03/11/01                          25             25
     7.875% due 10/24/04                          25             23
Tenet Healthcare Corp.
     7.875% due 01/15/03                          25             24
     8.625% due 12/01/03                         100             99
Texas Utilities
     6.725% due 06/25/01 (c)                     600            599
Time Warner, Inc.
     6.625% due 05/15/29                         200            171
Toll Brothers Corp.
     7.750% due 09/15/07                          25             23
Travelers Property Casualty Corp.
     6.750% due 04/15/01                          25             25
Tricon Global Restaurants, Inc.
     7.450% due 05/15/05                          25             24
     7.650% due 05/15/08                         175            164
U.S. Bancorp
   Series J
     6.000% due 05/15/04 (MTN)                   125            119
Union Planters Bank
     6.500% due 03/15/18                          50             44
United Companies Financial Corp.
     7.700% due 01/15/04 (d)                      25              7
United Technologies Corp.
     6.625% due 11/15/04                         175            172
US West Communications, Inc.
     5.650% due 11/01/04                         750            697
Walt Disney Co.
     5.125% due 12/15/03                          50             47
Waste Management, Inc.
     6.375% due 12/01/03                         300            270
     6.500% due 05/14/04                       1,000            897
Wells Fargo & Co.
     6.625% due 07/15/04                       1,100          1,074
Westdeutsche Landesbank NY
     6.050% due 01/15/09                         500            446
Williams Communications Group, Inc.
     10.700% due 10/01/07                        150            158
Wisconsin Central Transportation
   Corp.
     6.625% due 04/15/08                         325            298
                                                             -------
                                                             26,851
                                                             -------
EURODOLLAR BONDS - 6.0%
British Sky Broadcasting Group PLC
     8.200% due 07/15/09                         225            217
Ford Credit of Canada, Ltd.
     6.280% due 12/16/02 (c)                   1,000            996
Korea Development Bank
     7.625% due 10/01/02                       2,000          1,993
Morgan Stanley Dean Witter
     6.308% due 03/11/03 (MTN)(c)                300            299
Phillippines, Republic Of
     9.500% due 10/21/24                         429            433
Poland, Republic of, Step Up Bond
   Series RSTA
     4.000% due 10/27/24                         500            328
Quebec, Province of
     7.500% due 09/15/29                         175            167
Skandinaviska Enskilda Banken
     6.500% due 12/29/49                         275            257


48 Core Bond Fund

CORE BOND FUND

                                                  December 31, 1999

                                             PRINCIPAL       MARKET
                                              AMOUNT         VALUE
                                              (000)          (000)
                                                $              $
                                             -------        -------
Tyco International Group SA
     6.875% due 09/05/02                         300            296
Upm-Kymmene Corp.
     7.450% due 11/26/27                          50             45
                                                             -------
                                                              5,031
                                                             -------

MORTGAGE-BACKED SECURITIES - 34.9%
Advanta Mortgage Loan Trust
   Series 1997-4 Class M1
     7.040% due 01/25/29                          50             48
   Series 1999-2 Class A6
     6.820% due 05/25/29                         100             97
   Series 1999-3 Class A1
     6.810% due 05/25/14                         891            887
   Series 1999-3 Class A4
     7.750% due 10/25/26                         100            101
   Step Up Bond
   Series 1999-3 Class A7
     6.885% due 08/25/29 (c)                     953            955
Chase Commercial Mortgage
   Securities Corp.
   Series 1997-2 Class D
     6.600% due 12/19/07                          25             21
Chase Mortgage Finance Corp.
   Series 1993-N Class A9
     6.750% due 11/25/24                         850            751
Countrywide Home Loans
   Series 1997-7 Class A3
     6.250% due 08/25/14                         490            454
Federal Home Loan Mortgage Corp.
     6.000% 30 Year Gold TBA (b)               2,200          2,014
     7.000% 30 Year TBA (b)                      800            774
Federal National Mortgage Association
     6.500% 30 Year TBA (b)                      400            377
     7.500% 30 Year TBA (b)                    1,450          1,434
     7.000% due 2014                             622            613
     5.650% due 2017 (c)                         429            414
     9.000% due 2025                             227            236
     6.500% due 2029                             848            799
   Series 1997-77 Class G
     6.500% due 05/18/23                         228            225
Federal National Mortgage
   Association (REMIC)
   Series 1992-10 Class ZD
     8.000% due 11/25/21                         940            919
GMAC Commercial Mortgage
   Securities, Inc.
   Series 1997-C1 Class A2
     6.850% due 09/15/06                         125            122
Government National Mortgage
   Association
     6.000% 30 Year TBA (b)                      500            453
     6.500% 30 Year TBA (b)                    4,000          3,880
     7.000% 30 Year TBA (b)                    3,900          3,766
     8.000% 30 Year TBA (b)                      175            177
     9.000% due 2017                             517            545
     8.000% due 2024                              98             99
     8.000% due 2025                             143            145
     7.000% due 2026                             105            102
     8.000% due 2026                             171            173
     6.500% due 2027 (c)                         380            383
     7.000% due 2027                             574            555
     7.000% due 2028                           2,848          2,750
     7.500% due 2029                           1,060          1,048
     8.000% due 2029                           2,397          2,421
Merrill Lynch Mortgage
   Investors, Inc.
   Series 1997-C1 Class D
     7.120% due 06/18/29                         350            322
Midland Realty Acceptance Corp.
   Series 1996-C2 Class A2
     7.233% due 01/25/29                         125            124
Morgan Stanley Capital I, Inc.
   Series 1998-HF1 Class A2
     6.520% due 01/15/08                         125            118
Norwest Asset Securities Corp.
   Series 1997-21 Class A2
     7.000% due 01/25/28                         466            457
   Series 1998-14 Class A2
     6.500% due 06/25/13                         357            347
Residential Funding Mortgage
   Securities II
   Series 1997-HS5 Class M1
     7.010% due 05/25/27                          50             49
                                                             -------
                                                             29,155
                                                             -------
NON-US BONDS - 0.2%
New Zealand, Government of
   Series 403
     5.500% due 04/15/03                    NZD  300            150
                                                             -------
UNITED STATES GOVERNMENT AGENCIES - 3.6%
Federal Home Loan Bank
   Series 1TO1
     5.875% due 08/15/01                         125            124
Federal Home Loan Mortgage Corp.
     6.300% due 06/01/04                       1,000            974
     5.750% due 03/15/09                         850            776

                                                            Core Bond Fund 49

CORE BOND FUND

                                                  December 31, 1999

                                             PRINCIPAL       MARKET
                                              AMOUNT         VALUE
                                              (000)          (000)
                                                $              $
                                             -------        -------

Federal National Mortgage Association
     5.125% due 02/13/04                          25             24
     5.625% due 05/14/04                       1,200          1,147
                                                             -------
                                                              3,045
                                                             -------

UNITED STATES GOVERNMENT TREASURIES - 19.5%
United States Treasury Bonds
     12.000% due 08/15/13                      4,800          6,409
     11.250% due 02/15/15                      1,250          1,767
     8.125% due 05/15/21                       1,175          1,347
     6.625% due 02/15/27                         705            699
United States Treasury Notes
     4.625% due 11/30/00                       1,575          1,554
     6.625% due 04/30/02                         475            479
     3.625% due 07/15/02                         961            951
     7.875% due 11/15/04                          50             53
     3.875% due 01/15/09                         675            652
     6.000% due 08/15/09                       2,500          2,422
                                                            -------
                                                             16,333
                                                            -------

YANKEE BONDS - 2.2%
Amvescap PLC
     6.600% due 05/15/05                          50             45
British Sky Broadcasting Group PLC
     6.875% due 02/23/09                          75             66
Colt Telecom Group PLC
     Step Up Bond
     Zero Coupon due 12/15/06 (c)                150            132
Domtar, Inc.
     8.750% due 08/01/06                         100             99
Edperbrascan Corp.
     7.125% due 12/16/03                          50             48
Korea Development Bank
     9.600% due 12/01/00                       1,000          1,016
National Westminster Bank PLC
     7.750% due 04/29/49                          25             24
Royal Caribbean Cruises, Ltd.
     8.125% due 07/28/04                         125            127
     7.500% due 10/15/27                          25             22
Stagecoach Holdings PLC
     8.625% due 11/15/09                         275            273
                                                             -------
                                                              1,852
                                                             -------

 TOTAL LONG-TERM INVESTMENTS
(cost $85,977)                                               83,752
                                                             -------
                                                              MARKET
                                              NUMBER          VALUE
                                                OF            (000)
                                              SHARES            $
                                             -------         -------

PREFERRED STOCKS - 0.2%
Equity Office Property Trust Series B          1,500             59
Global Crossing Holdings, Ltd.                   800             80
                                                             -------

 TOTAL PREFERRED STOCKS
(cost $149)                                                     139
                                                             -------


                                             PRINCIPAL
                                              AMOUNT
                                               (000)
                                                 $
                                            ----------
SHORT-TERM INVESTMENTS - 14.1%
Federal Home Loan Bank
Discount Note
5.680% due 01/19/00 (a)                        1,000            998
Federal Home Loan Mortgage Corp.
   Discount Note
5.600% due 01/25/00 (a)                          175            174
Federal National Mortgage
   Association Discount Note
5.580% due 01/19/00 (a)                          725            723
Frank Russell Investment Company
   Money Market Fund,
    due on demand (a)                          6,430          6,430
Houston Industries Finance
   Commercial Paper
6.500% due 01/19/00 (a)                        1,000            997
Houston Industries, Inc. Commercial
   Paper
6.220% due 02/24/00 (a)                          500            495
Rohm & Haas Co. Commercial Paper
6.380% due 01/28/00 (a)                        1,900          1,891
United States Treasury Bills
4.710% due 02/17/00 (a)(e)(f)                    100             99
                                                             -------

TOTAL SHORT-TERM INVESTMENTS
(cost $11,807)                                               11,807
                                                             -------

50 Core Bond Fund

CORE BOND FUND

STATEMENT OF NET ASSETS, CONTINUED                   December 31, 1999

                                                             MARKET
                                                             VALUE
                                                             (000)
                                                               $
                                                            -------




TOTAL INVESTMENTS - 114.4%
(identified cost $97,933)                                    95,698

OTHER ASSETS AND LIABILITIES,
NET - (14.4%)                                               (12,078)
                                                             -------

NET ASSETS - 100.0%                                          83,620
                                                             -------
                                                             -------
                                                         UNREALIZED
                                            NUMBER      APPRECIATION
                                              OF       (DEPRECIATION)
                                           CONTRACTS       (000)
                                          ----------   ---------------


FUTURES CONTRACTS

United States Treasury Notes 10 Year              32           $(10)
   Futures                                             ---------------
   expiration date 03/ 00

Total Unrealized Appreciation
   (Depreciation) on Open Futures
   Contracts Purchased                                         $(10)
                                                       ---------------
                                                       ---------------


(a)  At amortized cost, which approximates market.
(b)  Forward commitment.
(c)  Adjustable or floating rate security.
(d)  Issuer in default.
(e) Rate noted is yield-to-maturity from date of acquisition.
(f) Held as collateral in connection with futures contracts purchased by the Fund.

ABBREVIATIONS:
MTN - Medium Term Note
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust
TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATION:
NZD - New Zealand Dollar

See accompanying notes which are an integral part of the financial statements.


                                                             Core Bond Fund 51

CORE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (EXCEPT PER SHARE AMOUNTS)                              December 31, 1999


ASSETS
Investments at market (identified cost $97,933) ..........................    $         95,698
Receivables:
   Dividends and interest ................................................               1,114
   Investments sold (delayed settlement) .................................               1,478
   Fund shares sold ......................................................                  91
Deferred organization expenses ...........................................                   3
                                                                             -----------------
      Total assets .......................................................              98,384

LIABILITIES
Payables:
   Investments purchased (delayed settlement) ...............   $  14,659
   Fund shares redeemed .....................................          24
   Accrued fees to affiliates ...............................          47
   Other accrued expenses ...................................          21
   Daily variation margin on futures contracts ..............          13
                                                                 --------
      Total liabilities .................................................               14,764
                                                                             -----------------

NET ASSETS ..............................................................    $          83,620
                                                                             -----------------
                                                                             -----------------


NET ASSETS CONSIST OF:
Accumulated distributions in excess of net realized gain ................    $          (1,567)
Unrealized appreciation (depreciation) on:
   Investments ..........................................................              (2,235)
   Futures contracts ....................................................                 (10)
Shares of beneficial interest ...........................................                  87
Additional paid-in capital ..............................................              87,345
                                                                             -----------------
NET ASSETS ..............................................................    $         83,620
                                                                             -----------------
                                                                             -----------------

NET ASSET VALUE, offering and redemption price per share:
   ($83,619,503 divided by 8,676,250 shares of $.01 par value
      shares of beneficial interest outstanding) ........................    $           9.64
                                                                             -----------------
                                                                             -----------------


See accompanying notes which are an integral part of the financial statements.



52 Core Bond Fund

CORE BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands                                              Year Ended December 31, 1999

INVESTMENT INCOME
   Interest ..............................................................   $           3,482
   Dividends from Money Market Fund ......................................                 175
   Dividends .............................................................                 149
                                                                             -----------------
      Total investment income ............................................               3,806

EXPENSES
   Management fees ..........................................   $      348
   Custodian fees ...........................................           98
   Professional fees ........................................            6
   Registration fees ........................................           11
   Trustees' fees ...........................................            9
   Amortization of deferred organization expenses ...........            1
   Miscellaneous ............................................           23
                                                                ----------
   Expenses before reductions ...............................          496
   Expense reductions .......................................          (32)
                                                                ----------

      Expenses, net .....................................................                  464
                                                                             -----------------
Net investment income ...................................................                3,342
                                                                             -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments .................................................    (1,449)
   Futures contracts ...........................................        (6)
   Options written .............................................        20               (1,435)
Net change in unrealized appreciation (depreciation) on:        ----------
   Investments .................................................    (2,241)
   Futures contracts ...........................................       (10)              (2,251)
                                                                ----------     -----------------
Net realized and unrealized gain (loss) ..................................               (3,686)
                                                                               -----------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....................                $(344)

                                                                             -----------------
                                                                             -----------------

See accompanying notes which are an integral part of the financial statements.

                                                             Core Bond Fund 53

CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands                                                            Years Ended December 31,

                                                                                   1999         1998
                                                                                ----------   ----------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income ....................................................   $ 3,342      $    1,058
   Net realized gain (loss) .................................................    (1,435)            493
   Net change in unrealized appreciation (depreciation) .....................    (2,251)           (173)
                                                                                ----------   ----------
      Net increase (decrease) in net assets from operations .................      (344)          1,378
                                                                                ----------   ----------

DISTRIBUTIONS
   From net investment income ...............................................       (3,428)        (796)
   From net realized gain ...................................................         (911)         (53)
   Tax return of capital ....................................................       (1,152)          --
                                                                                ----------   ----------
      Net decrease in net assets from distributions .........................       (5,491)        (849)
                                                                                ----------   ----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ............       57,150       23,253
                                                                                ----------   ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .................................       51,315       23,782

NET ASSETS
   Beginning of period ......................................................       32,305        8,523
                                                                                ----------   ----------
   End of period (including undistributed net investment income of
      $383 at December 31, 1998) ............................................      $83,620      $32,305
                                                                                ----------   ----------
                                                                                ----------   ----------


See accompanying notes which are an integral part of the financial statements.

54 Core Bond Fund

CORE BOND FUND

FINANCIAL HIGHLIGHTS


The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                     YEARS ENDED DECEMBER 31,
                                                                 1999          1998           1997*
                                                               --------      --------       --------


NET ASSET VALUE, BEGINNING OF PERIOD ......................    $10.68        $10.45         $10.00
                                                             --------      --------       --------


INCOME FROM OPERATIONS
   Net investment income (a) ..............................       .59          .56             .64
   Net realized and unrealized gain (loss) ................      (.65)         .19             .30
                                                             --------      --------       --------
      Total income from operations ........................      (.06)         .75             .94
                                                             --------      --------       --------

DISTRIBUTIONS
   From net investment income .............................     (.61)         (.47)           (.49)
   From net realized gain .................................     (.16)         (.05)             --
   Tax return of capital ..................................     (.21)           --              --
                                                             --------      --------       --------

      Total distributions .................................     (.98)         (.52)           (.49)
                                                             --------      --------       --------

NET ASSET VALUE, END OF PERIOD ............................    $9.64        $10.68          $10.45
                                                             --------      --------       --------
                                                             --------      --------       --------

TOTAL RETURN (%)(b) .......................................     (.61)         7.38            9.73

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) ...............    83,620       32,305           8,523

   Ratios to average net assets (%)(c):
      Operating expenses, net .............................       .80          .80            .80
      Operating expenses, gross ...........................       .86         1.28           2.20
      Net investment income ...............................      5.77         5.34           6.38

   Portfolio turnover rate (%) ............................    139.06        75.95          53.86




* For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.


                                                            Core Bond Fund 55

REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1999 (Unaudited)


OBJECTIVE: To generate a high level of total return through above-average current income, while maintaining the potential for capital appreciation.

INVESTS IN: Primarily the equity securities of US real estate investment trusts and real estate operating companies.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of two managers with distinct approaches to investing in real estate equity securities.


GROWTH OF A $10,000 INVESTMENT
               REAL ESTATE                                 LIPPER-REGISTERED TRADEMARK-
DATES          SECURITIES FUND    NAREIT EQUITY REIT**     REAL ESTATE ++
  Inception*    $10,000           $10,000                  $10,000
       1999     $ 9,274           $ 9,153                  $10,129

YEARLY PERIOD ENDED DECEMBER 31

REAL ESTATE SECURITIES FUND

PERIOD ENDED     GROWTH OF      TOTAL RETURN
  12/31/99        $10,000
------------     ---------      ------------
Inception*         $9,274           (7.26)%

NAREIT EQUITY REIT INDEX

PERIOD ENDED     GROWTH OF      TOTAL RETURN
  12/31/99        $10,000
------------     ---------      ------------
Inception*         $9,153           (8.47)%

LIPPER-REGISTERED TRADEMARK- REAL ESTATE BENCHMARK

PERIOD ENDED     GROWTH OF      TOTAL RETURN
  12/31/99        $10,000
------------     ---------      ------------
Inception*         $10,129           1.29%

56 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1999 (Unaudited)



PERFORMANCE REVIEW
Since its inception on April 30, 1999, the Real Estate Securities Fund lost 7.3% as compared to the NAREIT Equity REIT Index, which fell 8.5%. The Fund's margin of performance over the benchmark was primarily due to effective security selection.

PORTFOLIO HIGHLIGHTS
REITs suffered through one their worst years in history, saved only by a December rally that cut losses for the year. The NAREIT Equity REIT Index fell 1% for the year. REITs suffered from a number of negative trends, including weakness in small cap, value equity investments. Also impacting the REIT markets' performance was concern that late economic cycle prospects would impair the ability of the underlying properties to generate internal growth through rental growth and higher occupancy rates. External growth opportunities also were questioned, given unattractive capital raising prospects, with depressed prices discouraging equity issuance and rising interest rates and credit spreads limiting debt financing.

The Real Estate Securities Fund fared somewhat better from its April inception. Effective security selection by both managers helped the Fund limit downside, resulting in 120 basis points of outperformance versus the benchmark by the end of the Fund's eight months of operation.


TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)               December 31, 1999
Equity Office Properties Trust                            5.0%
Vornado Realty Trust                                      4.3
Apartment Investment & Management Co. Class A             4.2
Avalonbay Communities, Inc.                               3.9
Spieker Properties, Inc.                                  3.8
Starwood Hotels & Resorts Worldwide, Inc.                 3.7
Reckson Services Industries, Inc.                         3.3
Simon Property Group, Inc.                                2.9
Mack-Cali Realty Corp.                                    2.9
Equity Residential Properties Trust                       2.9

PORTFOLIO CHARACTERISTICS
                                                 December 31, 1999
Current P/E Ratio                                        15.9x
Portfolio Price/Book Ratio                               1.32x
Market Capitalization - $- Weighted Average              2.30 Bil
Number of Holdings                                       63

MONEY MANAGERS

AEW Capital Management, L.P.
Cohen & Steers Capital Management, Inc.



* Real Estate Securities Fund assumes initial investment on April 30, 1999. NAREIT Index comparison for the initial investment began May 1, 1999. Lipper index comparison for the initial investment began April 1, 1999.

** NAREIT Equity REIT Index is an index composed of all the data based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market value- weighted. The total-return calculation is based upon whether it is 1-month, 3-months or 12-months. Only those REITs listed for the entire period are used in the total return calculation.

++ Lipper-Registered Trademark- Real Estate Benchmark is the average total return for the universe of funds within the Real Estate Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.


Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                  Real Estate Securities Fund 57

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

                                                               December 31, 1999


                                                             MARKET
                                              NUMBER          VALUE
                                                OF            (000)
                                              SHARES            $
                                            ----------     ----------
COMMON STOCKS (b) - 89.3%
APARTMENT - 18.7%
Apartment Investment & Management
   Co. Class A                                58,700          2,337
Archstone Communities Trust                   33,950            696
Avalonbay Communities, Inc.                   62,500          2,145
Brookfield Properties Corp.                   22,700            238
Camden Property Trust                         19,600            537
Equity Residential Properties Trust           37,000          1,579
Essex Property Trust, Inc.                    16,000            544
Post Properties, Inc.                         20,600            788
Smith (Charles E.) Residential                30,100          1,065
   Realty, Inc.
Summit Properties, Inc.                       14,500            259
Sun Communities, Inc.                          5,500            177
                                                           --------
                                                             10,365
                                                           --------
HEALTH CARE - 4.4%
Health Care Property Investors, Inc.          41,800            998
Manor Care, Inc. (a)                          37,200            595
Nationwide Health Properties, Inc.            60,700            835
                                                           --------
                                                              2,428
                                                           --------
HOTELS/LEISURE - 5.4%
Golf Trust of America, Inc.                    4,800             81
Hospitality Properties Trust                  20,700            395
Marriot International, Inc. Class A           10,600            335
Starwood Hotels & Resorts Worldwide,          86,700          2,037
   Inc.
Wyndham International, Inc. Class A
   (a)                                        38,900            114
                                                           --------
                                                              2,962
                                                           --------
LEASING - 0.9%
Entertainment Properties Trust                 9,400            124
Franchise Finance Corp. of America             7,500            180
MeriStar Hospitality Corp.                    11,200            179
                                                           --------
                                                                483
                                                           --------
OFFICE/INDUSTRIAL - 39.2%
AMB Property Corp.                            68,000          1,356
Arden Realty Group, Inc.                      66,900          1,342
Boston Properties, Inc.                       42,000          1,307
Cabot Industrial Trust                         8,500            156
CarrAmerica Realty Corp.                      18,000            380
Cornerstone Properties, Inc.                  28,400            415
Cousins Properties, Inc.                      14,900            506
Crescent Real Estate Equities, Inc.           51,000            937
Duke-Weeks Realty Corp.                       30,036            586
Equity Office Properties Trust               111,300          2,741
First Industrial Realty Trust, Inc.           17,900            491
Highwoods Properties, Inc.                    39,500            918
Kilroy Realty Corp.                           15,400            339
Liberty Property Trust                        15,800            383
Mack-Cali Realty Corp.                        60,900          1,587
Prentiss Properties Trust                     17,000            357
ProLogis Trust                                78,000          1,502
PS Business Parks, Inc.                       17,800            405
Reckson Associates Realty Corp.               56,100          1,150
Reckson Services Industries, Inc. (a)         29,200          1,821
SL Green Realty Corp.                         26,200            570
Spieker Properties, Inc.                      57,200          2,083
Trizec Hahn Corp.                             20,300            343
                                                           --------
                                                             21,675
                                                           --------
OUTLET CENTERS - 0.2%
Prime Retail, Inc.                            17,900            101
                                                           --------
REGIONAL MALLS - 9.2%
General Growth Properties, Inc.               42,300          1,184
Macerich Co. (The)                            47,100            980
Rouse Co. (The)                               30,900            657
Simon Property Group, Inc.                    70,000          1,606
Taubman Centers, Inc.                         41,100            442
Urban Shopping Centers, Inc.                   8,900            241
                                                           --------
                                                              5,110
                                                           --------
SELF STORAGE - 3.0%
Public Storage, Inc.                          62,100          1,409
Shurgard Storage Centers, Inc. Class A        10,900            253
                                                           --------
                                                              1,662
                                                           --------
SHOPPING CENTER - 8.3%
Bradley Real Estate, Inc.                     19,700            344
Developers Diversified Realty Corp.           20,900            269
Glimcher Realty Trust                         13,500            174
JDN Realty Corp.                               4,700             76
Kimco Realty Corp.                            29,900          1,013
Philips International Realty Corp.             9,300            153
Regency Realty Corp.                          12,400            248
Vornado Realty Trust                          72,400          2,352
                                                           --------
                                                              4,629
                                                           --------
TOTAL COMMON STOCKS
(cost $54,333)                                               49,415
                                                           --------



58 Real Estate Securities Fund


REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS, CONTINUED

                                                               December 31, 1999

                                            PRINCIPAL        MARKET
                                              AMOUNT         VALUE
                                              (000)          (000)
                                                $              $
                                            ----------     ----------
SHORT-TERM INVESTMENTS - 10.1%
Frank Russell Investment Company
   Money Market Fund, due on demand (c)        5,594          5,594
                                                           --------
TOTAL SHORT-TERM INVESTMENTS
(cost $5,594)                                                 5,594
                                                           --------
TOTAL INVESTMENTS - 99.4%
(identified cost $59,927)                                    55,009

OTHER ASSETS AND LIABILITIES,
NET - 0.6%                                                      309
                                                           --------
NET ASSETS - 100.0%                                          55,318
                                                           --------
                                                           --------

(a)  Nonincome-producing security.

(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:
          Brookfield Properties Corp.
          Manor Care, Inc.
          Marriot International, Inc. Class A
          Reckson Services Industries, Inc.
          Starwood Hotels & Resorts Worldwide, Inc.
          Trizec Hahn Corp.
          Wyndham International, Inc. Class A

(c)  At amortized cost, which approximates market.


See accompanying notes which are an integral part of the financial statements.


                                                  Real Estate Securities Fund 59

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (EXCEPT PER SHARE AMOUNTS)                December 31, 1999


ASSETS
Investments at market (identified cost $59,927) ................................................................. $    55,009
Receivables:
   Dividends ....................................................................................................         412
   Investments sold .............................................................................................           9
   Fund shares sold .............................................................................................          14
                                                                                                                  -----------

      Total assets ..............................................................................................      55,444

LIABILITIES
Payables:
   Investments purchased ..................................................................... $      44
   Accrued fees to affiliates ................................................................        40
   Other accrued expenses ....................................................................        42
                                                                                               ---------
      Total liabilities .........................................................................................         126
                                                                                                                  -----------


NET ASSETS ...................................................................................................... $    55,318
                                                                                                                  -----------
                                                                                                                  -----------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) ............................................................................ $      (703)
Unrealized appreciation (depreciation) on investments ...........................................................      (4,918)
Shares of beneficial interest ...................................................................................          63
Additional paid-in capital ......................................................................................      60,876
                                                                                                                  -----------

NET ASSETS ...................................................................................................... $    55,318
                                                                                                                  -----------
                                                                                                                  -----------

NET ASSET VALUE, offering and redemption price per share:
   ($55,317,586 divided by 6,280,623 shares of $.01 par value
      shares of beneficial interest outstanding) ................................................................ $      8.81
                                                                                                                  -----------
                                                                                                                  -----------



See accompanying notes which are an integral part of the financial statements.


60 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

Amounts in thousands                               For the Period April 30, 1999
                                                    (Commencement of Operations)
                                                            to December 31, 1999


INVESTMENT INCOME
   Dividends .................................................................................................... $     2,211
   Dividends from Money Market Fund .............................................................................         145
   Interest .....................................................................................................           2
                                                                                                                  -----------
      Total investment income ...................................................................................       2,358

EXPENSES
   Management fees ........................................................................... $     287
   Custodian fees ............................................................................        49
   Transfer agent fees .......................................................................         5
   Professional fees .........................................................................        17
   Registration fees .........................................................................        17
   Trustees' fees ............................................................................         5
   Miscellaneous .............................................................................         8
                                                                                               ---------
      Total expenses ............................................................................................         388
                                                                                                                  -----------

Net investment income ...........................................................................................       1,970
                                                                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Investments ...............................................................................      (662)
   Futures contracts .........................................................................       (41)                (703)
                                                                                               ---------
Net change in unrealized appreciation (depreciation) on investments .............................................      (4,918)
                                                                                                                  -----------
Net realized and unrealized gain (loss) .........................................................................      (5,621)
                                                                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ........................................................... $    (3,651)
                                                                                                                  -----------
                                                                                                                  -----------



See accompanying notes which are an integral part of the financial statements.



                                                  Real Estate Securities Fund 61

REAL ESTATE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands                               For the Period April 30, 1999
                                                    (Commencement of Operations)
                                                            to December 31, 1999



INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
   Net investment income .................................................................................... $     1,970
   Net realized gain (loss) .................................................................................        (703)
   Net change in unrealized appreciation (depreciation) .....................................................      (4,918)
                                                                                                              -----------

      Net increase (decrease) in net assets from operations .................................................      (3,651)
                                                                                                              -----------
DISTRIBUTIONS
   From net investment income ...............................................................................      (1,970)
   Tax return of capital ....................................................................................        (670)
                                                                                                              -----------
      Net decrease in net assets from distributions .........................................................      (2,640)
                                                                                                              -----------
SHARE TRANSACTIONS
   Net increase (decrease) in net assets from share transactions ............................................      61,609
                                                                                                              -----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .................................................................      55,318

NET ASSETS
   Beginning of period ......................................................................................          --
                                                                                                              -----------
   End of period ............................................................................................ $    55,318
                                                                                                              -----------
                                                                                                              -----------

See accompanying notes which are an integral part of the financial statements.



62 Real Estate Securities Fund

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                                                                         1999*
                                                                                                                     ----------
NET ASSET VALUE, BEGINNING OF PERIOD ............................................................................    $   10.00
                                                                                                                     ---------
INCOME FROM OPERATIONS
   Net investment income (a) ....................................................................................          .35
   Net realized and unrealized gain (loss) ......................................................................        (1.08)
                                                                                                                     ---------
      Total income from operations ..............................................................................         (.73)
                                                                                                                     ---------
DISTRIBUTIONS
   From net investment income ...................................................................................         (.34)
   Tax return of capital ........................................................................................         (.12)
                                                                                                                     ---------
      Total distributions .......................................................................................         (.46)
                                                                                                                     ---------
NET ASSET VALUE, END OF PERIOD ..................................................................................    $    8.81
                                                                                                                     ---------
                                                                                                                     ---------
TOTAL RETURN (%)(b) .............................................................................................        (7.26)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (in thousands) .....................................................................       55,318

   Ratios to average net assets (%)(c):
      Operating expenses ........................................................................................         1.15
      Net investment income .....................................................................................         5.84

   Portfolio turnover rate (%) ..................................................................................        23.98


*    For the period April 30, 1999 (commencement of operations) to December 31,
     1999.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Not annualized.
(c)  Annualized.



                                                  Real Estate Securities Fund 63

RUSSELL INSURANCE FUNDS


NOTES TO FINANCIAL STATEMENTS

December 31, 1999

1. ORGANIZATION
   Russell Insurance Funds (the "Investment Company") is a series mutual fund with five investment portfolios, referred to as "Funds." These financial statements report on the Funds, each of which has distinct investment objectives and strategies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open- end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2. SIGNIFICANT ACCOUNTING POLICIES
   The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

   SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

   International equity and fixed income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

   Short-term investments maturing within 60 days of the valuation date are valued at amortized cost unless the Board of Trustees determines that amortized cost does not represent fair value.

   The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

   INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund.

   INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

   AMORTIZATION AND ACCRETION: All premiums and discounts, including original
   issue discounts, for the Funds    are amortized/accreted for both tax and
   financial reporting purposes.

   FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

   It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds. From November 1, 1999 to December 31, 1999, the Non-US, Core Bond and Real Estate Securities Funds incurred net realized capital losses of $353,830, $189,912 and $481,589, respectively. As permitted by tax regulations, these Funds have elected to defer these losses and treat them as arising in the year ending December 31, 2000.

   At December 31, 1999, the Core Bond Fund and the Real Estate Securities Fund had net tax basis capital loss carryforwards of $1,192,480 and $54,901, respectively. Their respective expiration dates are December 31, 2007.



64 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

December 31, 1999



   Capital loss carryforward of $570,615 for the Non-US Fund at December 31, 1998 was utilized in the current year.

   The aggregate cost of investments and the compostion of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 1999 are as follows:

                                                                                                                  NET
                                                               GROSS                   GROSS                  UNREALIZED
                                    FEDERAL TAX              UNREALIZED               UNREALIZED              APPRECIATION
                                       COST                 APPRECIATION           (DEPRECIATION)            (DEPRECIATION)
                                 --------------           --------------          ---------------          ----------------
Multi-Style Equity               $ 266,081,779            $ 35,116,124            $ (15,666,903)             $ 19,449,221
Aggressive Equity                   90,732,704              14,573,302               (6,654,006)                7,919,296
Non-US                             165,585,703              35,027,101               (6,468,804)               28,558,297
Core Bond                           98,127,464                 107,726               (2,537,190)               (2,429,464)
Real Estate Securities              60,093,750               1,569,845               (6,654,595)               (5,084,750)


   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, dividends and distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

   The timing and characterization of certain income, capital gain distributions, and return of capital are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make a reclassification among certain of its capital accounts without impacting its net asset value.

   The following reclassifications have been made to reflect activity for the year ended December 31, 1999:


                                  UNDISTRIBUTED              ACCUMULATED              ADDITIONAL
                                  NET INVESTMENT            NET REALIZED               PAID-IN
                                      INCOME                 GAIN (LOSS)               CAPITAL
                                 ---------------          --------------          --------------
Non-US                             $  37,177                  $  (37,177)           $        --
Core Bond                           (296,781)                  1,448,782             (1,152,001)
Real Estate Securities               669,672                       --                   (669,672)


   EXPENSES: The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

   DEFERRED ORGANIZATION EXPENSES: Organization costs of the Funds, incurred prior to the adoption of SOP 98-5 at June 30, 1998, have been deferred and are being amortized over 60 months on a straight-line basis.

   FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

    (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

    (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

                                                Notes to Financial Statements 65

RUSSELL INSURANCE FUNDS

December 31, 1999


   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-US Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period- end, as a result of changes in the exchange rates.

   It is not practical to isolate that portion of the results of operations of the Non-US Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Non-US Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

   DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn market-like returns with their excess and liquidity reserve cash balances. Hedging is used by some funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that allow them to meet their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-US Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that is recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at December 31, 1999 are presented on the Statement of Net Assets for the Non-US Fund.

   FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.


66 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

December 31, 1999


   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3. INVESTMENT TRANSACTIONS
   SECURITIES: During year ended December 31, 1999, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                           PURCHASES             SALES
                         --------------     -------------
Multi-Style Equity       $ 284,131,905      $ 118,358,992
Aggressive Equity          126,683,310         66,039,126
Non-US                     212,916,459         89,344,445
Core Bond                   43,004,229         14,176,586
Real Estate Securities      65,616,302         10,621,512


   Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:


                           PURCHASES             SALES
                         --------------     -------------
Core Bond                $ 174,660,822      $  71,280,234



                                                Notes to Financial Statements 67

RUSSELL INSURANCE FUNDS

December 31, 1999


   OPTIONS WRITTEN: Fund transactions in written options for the period ended December 31, 1999 are as follows:

                                                      WRITTEN OPTIONS
                                             NUMBER OF          PREMIUMS
CORE BOND                                   CONTRACTS (1)       RECEIVED
                                            -------------    --------------
   Outstanding December 31, 1998                  --         $        --
   Opened                                      5,000              20,313
   Closed                                         --                  --
   Expired                                    (5,000)            (20,313)
                                            --------         -----------
   Outstanding December 31, 1999                  --         $        --
                                            --------         -----------
                                            --------         -----------

   (1) Each contract represents $100,000 notional value.

4. RELATED PARTIES

   ADVISOR: FRIMCo advises and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

   The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of December 31, 1999, $59,876,000 of the Money Market Fund's net assets represents investments by the Funds.

   For the year ended December 31, 1999, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $3,564,862 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the following table, of the average daily net assets of the applicable Fund.

                          ANNUAL RATE                                   ANNUAL RATE
                          -----------                                   -----------
Multi-Style Equity           0.78%             Core Bond                    0.60%
Aggressive Equity            0.95              Real Estate Securities       0.85
Non-US                       0.95

   FRIMCo calculates its management fee based on average daily net assets for each Fund, less any management fee incurred on the Fund's assets invested in the Frank Russell Investment Company Money Market Fund (see Note 5) thereby eliminating any duplication of fees.

   FRIMCo has contractually agreed to waive a portion of its management fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. Additionally, FRIMCo has contractually agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps. There were no reimbursements for the year ended December 31, 1999.

   The expense caps and waivers as of December 31, 1999 were as follows:

                                 EXPENSE               ADVISORY
                                   CAP                FEES WAIVED
                                 -------              -----------
Multi-Style Equity                 0.92%              $   22,022
Aggressive Equity                  1.25                   51,002
Non-US                             1.30                  214,869
Core Bond                          0.80                   31,865
Real Estate Securities             1.15                       --

68 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

December 31, 1999


   ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department.

   TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the year ended December 31, 1999 were $9,492.

   DISTRIBUTOR: Russell Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

   BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Advisor, when a money manager determines that the Fund will receive competitive execution, price and commissions. Upon completion of such transactions, Frank Russell Securities, Inc. will refund up to 70% of the commissions paid by the Fund after reimbursment for research services provided to FRIMCo. Amounts retained by Frank Russell Securities, Inc. for the year ended December 31, 1999 for the Multi-Style Equity Fund were $72,965, for the Aggressive Equity Fund were $17,898, and for the Non-US Fund were $76,410.

   Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Advisor.

   BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $8,000 per year plus out-of-pocket expenses. Total Trustee expenses for the year ended December 31, 1999 were $41,000, and were allocated to each Fund, where appropriate, on a prorata basis.

   BENEFICIAL INTEREST: As of December 31, 1999, FRIMCo and the Funds had six client relationships, the largest being Northwestern Mutual Life Insurance Company, that represented more than 5% of the total outstanding shares of the respective Funds.

                                           CLIENT RELATIONSHIP
                                               PERCENTAGES
                         ---------------------------------------------------------
Multi-Style Equity          35.0%     19.6%    17.9%      9.5%      5.9%      5.4%
Aggressive Equity           43.7      17.4     12.6       9.5       5.9        --
Non-US                      63.0      12.4     11.7        --        --        --
Core Bond                   32.9      23.5     16.6      11.7       5.5        --
Real Estate Securities      82.8      12.2       --        --        --        --

                                                Notes to Financial Statements 69

RUSSELL INSURANCE FUNDS

December 31, 1999


5.  FUND SHARE TRANSACTIONS
    Share transactions for the years ended December 31, were as follows:

                                                              SHARES                                DOLLARS (000)
                                                 -----------------------------          -----------------------------
MULTI-STYLE EQUITY                                  1999                 1998                1999                1998
                                                 -----------        ----------          ---------            --------
   Proceeds from shares sold                      11,745,128         2,867,999          $ 189,719            $ 40,821
   Proceeds from reinvestment of distributions       939,137            63,764             14,695                 858
   Payments for shares redeemed                     (278,205)         (162,445)            (4,463)             (2,378)
                                                 -----------        ----------          ---------            --------
   Total net increase (decrease)                  12,406,060         2,769,318          $ 199,951            $ 39,301
                                                 -----------        ----------          ---------            --------
                                                 -----------        ----------          ---------            --------


AGGRESSIVE EQUITY
   Proceeds from shares sold                       5,674,972           818,370          $  69,088            $ 10,356
   Proceeds from reinvestment of distributions        43,364            87,768                533               1,133
   Payments for shares redeemed                     (234,243)         (111,078)            (2,837)             (1,345)
                                                 -----------        ----------          ---------            --------
   Total net increase (decrease)                   5,484,093           795,060          $  66,784            $ 10,144
                                                 -----------        ----------          ---------            --------
                                                 -----------        ----------          ---------            --------


NON-US
   Proceeds from shares sold                      11,717,694         1,311,652          $ 138,551            $ 13,934
   Proceeds from reinvestment of distributions       421,468            17,903              5,606                 188
   Payments for shares redeemed                     (290,553)          (83,398)            (3,569)               (891)
                                                 -----------        ----------          ---------            --------
   Total net increase (decrease)                  11,848,609         1,246,157          $ 140,588            $ 13,231
                                                 -----------        ----------          ---------            --------
                                                 -----------        ----------          ---------            --------


CORE BOND
   Proceeds from shares sold                       5,515,116         2,300,387          $  55,881            $ 24,196
   Proceeds from reinvestment of distributions       554,482            80,458              5,491                 849
   Payments for shares redeemed                     (419,365)         (170,785)            (4,222)             (1,792)
                                                 -----------        ----------          ---------            --------
   Total net increase (decrease)                   5,650,233         2,210,060          $  57,150            $ 23,253
                                                 -----------        ----------          ---------            --------
                                                 -----------        ----------          ---------            --------


REAL ESTATE SECURITIES*
   Proceeds from shares sold                       6,055,783                --          $  59,679            $     --
   Proceeds from reinvestment of distributions       301,212                --              2,640                  --
   Payments for shares redeemed                      (76,372)               --               (710)                 --
                                                 -----------        ----------          ---------            --------
   Total net increase (decrease)                   6,280,623                --          $  61,609            $     --
                                                 -----------        ----------          ---------            --------
                                                 -----------        ----------          ---------            --------

   * Share transactions for the period ended December 31, 1999 are for the period April 30, 1999 (commencement of operations) to December 31, 1999.


70 Notes to Financial Statements

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Russell Insurance Funds:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Multi-Style Equity Fund, Aggressive Equity Fund, Non-U.S. Fund, Core Bond Fund and Real Estate Securities Fund (constituting the Russell Insurance Funds, hereafter referred to as the "Funds") at December 31, 1999, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Seattle, Washington                          /s/ PRICEWATERHOUSECOOPERS LLP
January 26, 2000




                                           Report of Independent Accountants 71

RUSSELL INSURANCE FUNDS

TAX INFORMATION

December 31, 1999 (Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 1999:


                                TOTAL LONG-TERM
                                  CAPITAL GAINS
                                ----------------
Multi-Style Equity                $ 7,474,755
Aggressive Equity                     340,106
Non-US                              1,339,937
Core Bond                              76,545

The Non-US Fund paid foreign taxes of $226,319 and recognized $1,870,028 of foreign source income during the taxable year ended December 31, 1999. Pursuant to Section 853 of the Internal Revenue Code, the Fund designates $.0288 per share of foreign taxes paid and $.1357 of gross income earned from foreign sources in the taxable year ended December 31, 1999.

Please consult a tax advisor for questions about federal or state income tax laws.




72 Tax Information

RUSSELL INSURANCE FUNDS
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
  Lynn L. Anderson, Chairman
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Lee C. Gingrich
  Eleanor W. Palmer

TRUSTEES EMERITUS
  George F. Russell, Jr.

OFFICERS
  Lynn L. Anderson, Chairman of the Board and President
  Peter Apanovitch, Manager of Short Term Investment Funds
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Randall P. Lert, Director of Investments
  Karl Ege, Secretary and General Counsel

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA 98402

CONSULTANT
  Frank Russell Company
  909 A Street
  Tacoma, WA 98402

CUSTODIAN
  State Street Bank and Trust Company
  Allan Forbes Building
  150 Newport Avenue AFB35
  North Quincy, MA 02171

OFFICE OF SHAREHOLDER INQUIRIES
  909 A Street
  Tacoma, WA 98402
  (800) RUSSEL4
  (800) 787-7354

LEGAL COUNSEL
  Stradley, Ronon, Stevens & Young, LLP
  2600 One Commerce Square
  Philadelphia, PA 19103-7098

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  1001 4th Avenue Plaza
  Suite 4200
  Seattle, WA 98154

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA 98402

MONEY MANAGERS
MULTI-STYLE EQUITY FUND
  Alliance Capital Management L.P., Minneapolis, MN
  Equinox Capital Management, LLC, New York, NY
  Lincoln Capital Management Company, Chicago, IL
  Peachtree Asset Management, Atlanta, GA
  Sanford C. Bernstein & Co., Inc., New York, NY
  Westpeak Investment Advisors, L.P., Boulder, CO

AGGRESSIVE EQUITY FUND
  Geewax, Terker & Company, Phoenixville, PA
  Rothschild Asset Management, Inc., New York, NY
  Trinity Investment Management Corporation, Boston, MA
  Westpeak Investment Advisors, L.P., Boulder, CO

NON-US FUND
  J.P. Morgan Investment Management, Inc., New York, NY
  Montgomery Asset Management, LLC, San Francisco, CA
  Oechsle International Advisors, LLC, Boston, MA
  The Boston Company Asset Management, Inc., Boston, MA

REAL ESTATE SECURITIES FUND
  AEW Capital Management, L.P., Boston, MA
  Cohen & Steers Capital Management, Inc., New York, NY

CORE BOND FUND
  Pacific Investment Management Company, Newport Beach, CA
  Standish, Ayer & Wood, Inc., Boston, MA


THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICATION OF AN OFFER TO BUY SHARES OF FRANK RUSSELL INVESTMENT COMPANY. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.

                               Manager, Money Managers and Service Providers 73